[LOGO]

                THE ALGER FUND


                CLASS A SHARES
                CLASS B SHARES
                CLASS C SHARES




                PROSPECTUS ENCLOSED
                FEBRUARY 28, 2003

                AS SUPPLEMENTED SEPTEMBER 25, 2003



                ALGER SMALLCAP PORTFOLIO
                ALGER SMALLCAP AND MIDCAP PORTFOLIO
                ALGER MIDCAP GROWTH PORTFOLIO
                ALGER LARGECAP GROWTH PORTFOLIO
                ALGER CAPITAL APPRECIATION PORTFOLIO
                ALGER HEALTH SCIENCES PORTFOLIO
                ALGER BALANCED PORTFOLIO
                ALGER MONEY MARKET PORTFOLIO







                THIS IS NOT PART OF THE PROSPECTUS.

                       ENCLOSED IS THE CURRENT PROSPECTUS.
           PLEASE KEEP IT WITH OTHER INVESTMENT RECORDS FOR REFERENCE.




                       THIS IS NOT PART OF THE PROSPECTUS.

                [LOGO]


                THE ALGER FUND


                CLASS A SHARES
                CLASS B SHARES
                CLASS C SHARES



                PROSPECTUS
                FEBRUARY 28, 2003

                AS SUPPLEMENTED SEPTEMBER 25, 2003



                ALGER SMALLCAP PORTFOLIO
                ALGER SMALLCAP AND MIDCAP PORTFOLIO
                ALGER MIDCAP GROWTH PORTFOLIO
                ALGER LARGECAP GROWTH PORTFOLIO
                ALGER CAPITAL APPRECIATION PORTFOLIO
                ALGER HEALTH SCIENCES PORTFOLIO
                ALGER BALANCED PORTFOLIO
                ALGER MONEY MARKET PORTFOLIO


                As with all mutual funds, the Securities and Exchange Commission has not determined if the information in this Prospectus is accurate or complete, nor has it approved or disapproved these securities. It is a criminal offense to represent otherwise.

                An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

TABLE OF CONTENTS
--------------------------------------------------------------------------------

 1 ...............RISK/RETURN SUMMARY: INVESTMENTS, RISKS & PERFORMANCE
      1 ..........INVESTMENTS
                  Alger SmallCap Portfolio ....................................1
                  Alger SmallCap and MidCap Portfolio .........................2
                  Alger MidCap Growth Portfolio ...............................2
                  Alger LargeCap Growth Portfolio .............................2
                  Alger Capital Appreciation Portfolio ........................2
                  Alger Health Sciences Portfolio .............................3
                  Alger Balanced Portfolio ....................................3
                  Alger Money Market Portfolio ................................3
      4 ..........RISKS
                  Alger SmallCap Portfolio ....................................4
                  Alger SmallCap and MidCap Portfolio .........................4
                  Alger MidCap Growth Portfolio ...............................5
                  Alger LargeCap Growth Portfolio .............................5
                  Alger Capital Appreciation Portfolio ........................5
                  Alger Health Sciences Portfolio .............................5
                  Alger Balanced Portfolio ....................................5
                  Alger Money Market Portfolio ................................6
      6 ..........PERFORMANCE
                  Alger SmallCap Portfolio ....................................8
                  Alger MidCap Growth Portfolio ...............................8
                  Alger LargeCap Growth Portfolio .............................9
                  Alger Capital Appreciation Portfolio ........................9
                  Alger Balanced Portfolio ...................................10
                  Alger Money Market Portfolio ...............................10
11 ...............FEES AND EXPENSES
13 ...............ADDITIONAL INFORMATION ABOUT THE FUND'S INVESTMENTS
14 ...............MANAGEMENT AND ORGANIZATION
16 ...............SHAREHOLDER INFORMATION
                  Classes of Fund Shares .....................................17
                  Sales Charges ..............................................18
                  Purchasing and Redeeming Fund Shares .......................18
                  Investment Instructions ....................................20
                  Redemption Instructions ....................................22
23 ...............FINANCIAL HIGHLIGHTS
BACK COVER: ......How to obtain more information

[GRAPHIC OMITTED]


                RISK/RETURN SUMMARY:
                INVESTMENTS, RISKS & PERFORMANCE

INVESTMENTS: THE ALGER FUND
The investment goal and primary approach of each portfolio is discussed individually below. All of the portfolios (other than the Money Market Portfolio and the fixed-income portion of the Balanced Portfolio) invest primarily in equity securities, such as common or preferred stocks, which are listed on U.S. exchanges or in the over-the-counter market. They invest primarily in "growth" stocks. The Fund's Manager, Fred Alger Management, Inc., believes that these companies tend to fall into one of two categories:

o  HIGH UNIT VOLUME GROWTH
   Vital, creative companies which offer goods or services to a rapidly-expanding marketplace. They include both established and emerging firms, offering new or improved products, or firms simply fulfilling an increased demand for an existing line.

o  POSITIVE LIFE CYCLE CHANGE
   Companies experiencing a major change which is expected to produce advantageous results. These changes may be as varied as new management, products or technologies; restructuring or reorganization; or merger and acquisition.

The company's market capitalization will generally dictate which portfolio(s) it will be placed in. The market capitalization of a company is its price per share multiplied by its number of outstanding shares.


ALGER SMALLCAP PORTFOLIO

GOAL: THE ALGER SMALLCAP PORTFOLIO SEEKS LONG-TERM CAPITAL APPRECIATION.

PRINCIPAL STRATEGY: The Alger Small Capitalization Portfolio, referred to in this Prospectus as the Alger "SmallCap" Portfolio, focuses on small, fast-growing companies that offer innovative products, services or technologies to a rapidly-expanding marketplace. Under normal circumstances, the portfolio invests primarily in the equity securities of small capitalization companies. A small capitalization company is one that has a market capitalization within the range of companies in the Russell 2000 Growth Index or the S&P SmallCap 600 Index.

ALGER SMALLCAP AND MIDCAP PORTFOLIO

GOAL: THE ALGER SMALLCAP AND MIDCAP PORTFOLIO SEEKS LONG-TERM
CAPITAL APPRECIATION.

PRINCIPAL STRATEGY: Under normal circumstances, the portfolio invests primarily in the equity securities of small and midsized companies with promising growth potential. These are companies with a market capitalization between $500 million and $10 billion.

The portfolio can leverage, that is, borrow money, to buy additional securities for its portfolio. By borrowing money, the portfolio has the potential to increase its returns if the increase in the value of the securities purchased exceeds the cost of borrowing, including interest paid on the money borrowed.

ALGER MIDCAP GROWTH PORTFOLIO

GOAL: THE ALGER MIDCAP GROWTH PORTFOLIO SEEKS LONG-TERM CAPITAL APPRECIATION.

PRINCIPAL STRATEGY: The portfolio focuses on midsized companies with promising growth potential. Under normal circumstances, the portfolio invests primarily in the equity securities of medium-capitalization companies. A medium-capitalization company has a market capitalization within the range of companies in the Russell Midcap Growth Index or the S&P MidCap 400 Index.

ALGER LARGECAP GROWTH PORTFOLIO (FORMERLY ALGER GROWTH PORTFOLIO)

GOAL: THE ALGER LARGECAP GROWTH PORTFOLIO SEEKS LONG-TERM CAPITAL APPRECIATION.

PRINCIPAL STRATEGY: The portfolio focuses on growing companies that generally have broad product lines, markets, financial resources and depth of management. Under normal circumstances, the portfolio invests primarily in the equity securities of large companies. The portfolio considers a large company to have a market capitalization of $10 billion or greater.

ALGER CAPITAL APPRECIATION PORTFOLIO

GOAL: THE ALGER CAPITAL APPRECIATION PORTFOLIO SEEKS LONG-TERM
CAPITAL APPRECIATION.

PRINCIPAL STRATEGY: Under normal circumstances, the portfolio invests in the equity securities of companies of any size which demonstrate promising growth potential.

The portfolio can leverage, that is, borrow money, to buy additional securities. By borrowing money, the portfolio has the potential to increase its returns if the increase in the value of the securities purchased exceeds the cost of borrowing, including interest paid on the money borrowed.

ALGER HEALTH SCIENCES PORTFOLIO

GOAL: THE ALGER HEALTH SCIENCES PORTFOLIO SEEKS LONG-TERM CAPITAL APPRECIATION.

PRINCIPAL STRATEGY: Under normal circumstances, the portfolio invests primarily in equity securities of companies that are engaged in the health sciences sector. A company will be considered to be engaged in the health sciences sector if it derives at least 50% of its earnings or revenues from, or devotes at least 50% of its assets to, activities in any area of the health sciences sector, including health care services, pharmaceuticals, medical equipment and supplies and applied research and development. Such companies include, among others:

o hospitals, clinical test laboratories, convalescent and mental health care facilities, home care providers, and companies that supply services to any of the foregoing;

o companies involved in pharmaceuticals, biotechnology, biochemistry and diagnostics; and

o producers and manufacturers of medical, dental and optical supplies and equipment.

The portfolio can leverage, that is, borrow money, to buy additional securities for its portfolio. By borrowing money, the portfolio has the potential to increase its returns if the increase in the value of the securities purchased exceeds the cost of borrowing, including interest paid on the money borrowed.

ALGER BALANCED PORTFOLIO

GOAL: THE ALGER BALANCED PORTFOLIO SEEKS CURRENT INCOME AND LONG-TERM CAPITAL APPRECIATION.

PRINCIPAL STRATEGY: The portfolio focuses on stocks of companies with growth potential and fixed-income securities, with emphasis on income-producing securities which appear to have some potential for capital appreciation. Under normal circumstances, the portfolio invests in common stocks and fixed-income securities, which include commercial paper and bonds rated within the 4 highest rating categories by an established rating agency. Ordinarily, at least 25% of the portfolio's net assets are invested in fixed-income securities.

ALGER MONEY MARKET PORTFOLIO

GOAL: THE ALGER MONEY MARKET PORTFOLIO SEEKS TO EARN HIGH CURRENT INCOME CONSISTENT WITH PRESERVING PRINCIPAL AND LIQUIDITY.

PRINCIPAL STRATEGY: The portfolio invests in money market securities which are within the two highest credit categories at the time of purchase. These money market securities include U.S. Government securities, commercial paper, certificates of deposit, time deposits, bankers' acceptances and corporate bonds having less than 397 days remaining until maturity.

[GRAPHIC OMITTED]

                RISKS

RISKS APPLICABLE TO ALL EQUITY PORTFOLIOS
As with any fund that invests in stocks, your investment will fluctuate in value, and the loss of your investment is a risk of investing. A portfolio's price per share will fluctuate due to changes in the market prices of its investments. Also, a Fund investment may not grow as fast as the rate of inflation and stocks tend to be more volatile than some other investments you could make, such as bonds. Prices of growth stocks tend to be higher in relation to their companies' earnings and may be more sensitive to market, political and economic developments than other stocks, making their prices more volatile. Based on the equity portfolios' investment styles and objectives, an investment in them may be better suited to investors who seek long-term capital growth and can tolerate fluctuations in their investment's value.

A portfolio's trading in some stocks may be relatively short-term, meaning the Fund may buy a security and sell it a short time later to take advantage of current gains if it is believed that an alternative investment may provide greater future growth. This activity may create higher transaction costs due to commissions and other expenses and thereby adversely affect Fund performance. In addition, a high level of short-term trading may increase a portfolio's realized gains, thereby increasing the amount of taxable distributions to shareholders at the end of the year.

There may be additional risks applicable to a specific portfolio because of its investment approach.

RISK APPLICABLE TO ALGER SMALLCAP PORTFOLIO

A risk of investing in the portfolio is:

o the possibility of greater risk by investing in smaller, less seasoned companies rather than larger, more established companies owing to such factors as inexperienced management and limited financial resources.

RISKS APPLICABLE TO ALGER SMALLCAP AND MIDCAP PORTFOLIO

Risks of investing in the portfolio are:

o the possibility of greater risk by investing in companies with small or midsized market capitalizations rather than larger, more established issuers owing to such factors as more limited product lines or financial resources or lack of management depth.

o the risk that the cost of borrowing money to leverage will exceed the returns for the securities purchased or that the securities purchased may actually go down in value; thus the portfolio's net asset value could decrease more quickly than if it had not borrowed.

RISK APPLICABLE TO ALGER MIDCAP GROWTH PORTFOLIO

A risk of investing in the portfolio is:

o the possibility of greater risk by investing in medium-sized companies rather than larger, more established companies owing to such factors as inexperienced management and limited financial resources.

RISKS APPLICABLE TO ALGER LARGECAP GROWTH PORTFOLIO

The portfolio's primary risks are those summarized above in "Risks Applicable to All Equity Portfolios."

RISKS APPLICABLE TO ALGER CAPITAL APPRECIATION PORTFOLIO

Risks of investing in the portfolio are:

o the risk that the cost of borrowing money to leverage will exceed the returns for the securities purchased or that the securities purchased may actually go down in value; thus, the portfolio's net asset value can decrease more quickly than if the portfolio had not borrowed.

o investing in companies of all capitalizations involves the risk that smaller, newer issuers in which the portfolio invests may have limited product lines or financial resources, or lack management depth.

RISKS APPLICABLE TO ALGER HEALTH SCIENCES PORTFOLIO

Risks of investing in the portfolio are:

o investing in companies of all capitalizations involves the risk that smaller, newer issuers in which the portfolio invests may have limited product lines or financial resources, or lack management depth.

o the risk that the cost of borrowing money to leverage will exceed the returns for the securities purchased or that the securities purchased may actually go down in value; thus, the portfolio's net asset value could decrease more quickly than if it had not borrowed.

o since the portfolio concentrates its investments in the health sciences sector, the value of the portfolio's shares may be more volatile than mutual funds that do not similarly concentrate their investments. Furthermore, because many of the industries in the health sciences sector are subject to substantial government regulation, changes in applicable regulations could adversely affect companies in those industries. In addition, the comparative rapidity of product development and technological advancement in many areas of the sector may be reflected in greater volatility of the stocks of companies operating in those areas.

RISKS APPLICABLE TO ALGER BALANCED PORTFOLIO

The primary risks arising from the fixed-income portion of the portfolio are:

o fixed-income securities' sensitivity to interest rate movements; their market values tend to fall when interest rates rise and to rise when rates fall.

o the potential for a decline in the portfolio's market value in the event of an issuer's falling credit rating or actual default.

The primary risks for the equity portion of the portfolio are those summarized above in "Risks Applicable to All Equity Portfolios."

This  portfolio may appeal to investors who seek some  long-term  capital growth
while  also   maintaining   exposure  to  more   conservative   income-producing
fixed-income investments.

RISKS APPLICABLE TO ALGER MONEY MARKET PORTFOLIO

The main risks of investing in the portfolio are:

o while the portfolio seeks to maintain a price of $1.00 per share, an investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or other government agency, so it is possible to lose money by investing in the portfolio.

o   an investment in the portfolio may not keep pace with inflation.

o normally, the portfolio will invest a substantial portion of its assets in U.S. Government securities in the interest of maintaining a stable net asset value; this policy may result in a lower yield for the portfolio.

This portfolio may appeal to investors who seek maximum liquidity and capital preservation together with current income.

PERFORMANCE

The following bar charts and the tables beneath them give you some indication of the risks of investing in the portfolios by showing changes in each portfolio's performance from year to year and by showing how each portfolio's average annual returns for the indicated periods compare with those of an appropriate benchmark of market performance. They assume reinvestment of dividends and distributions. In the bar charts, the annual returns for all portfolios but the Money Market Portfolio are for Class B shares, which are generally subject to a sales charge upon redemption that is not reflected. In the tables, average annual returns for all portfolios assume redemption at the end of each period shown and reflect all applicable sales charges. The tables for all portfolios other than the Money Market Portfolio also show the effect of taxes on the portfolios' returns by presenting after-tax returns for Class B Shares. (After-tax returns for the other classes will vary.) These returns are calculated using the highest individual federal income and capital gains tax rates in effect at the time of each distribution and redemption, but do not reflect state and local taxes. A "Return After Taxes on Distributions and Sale of Fund Shares" may sometimes be higher than the other two return figures; this happens when there is a capital loss on redemption, giving rise to a tax benefit to the shareholder. Actual after-tax returns will depend on your specific situation and may differ from those shown. The after-tax returns shown will be irrelevant to investors owning Fund shares through tax-deferred accounts, such as IRAs or 401(k) plans. Remember that a portfolio's past performance (before and after taxes) is not necessarily an indication of how it will perform in the future.

Each index used in the tables is a broad index designed to track a particular market or market segment. No expenses, fees or taxes are reflected in the returns for the indexes, which are unmanaged. All returns for the indexes assume reinvestment of dividends and interest of the underlying securities that make up the respective index.

The Alger LargeCap Growth Portfolio has changed its performance benchmark from the S&P 500 Index to the Russell 1000 Growth Index. Alger Capital Appreciation Portfolio has changed its performance benchmark from the S&P 500 Index to the Russell 3000 Growth Index. Alger MidCap Growth Portfolio has changed its performance benchmark from the S&P MidCap 400 Index to the Russell Midcap Growth Index. Alger Balanced Portfolio has changed one of its benchmarks from the S&P500 Index to the Russell 1000 Growth Index. Each replacement index tracks the performance of stocks that Fund management believes are more closely representative of those stocks normally held by each respective portfolio.

o Russell 1000 Growth Index: An index of common stocks designed to track performance of large capitalization companies with greater than average growth orientation.

o Russell 2000 Growth Index:An index of common stocks designed to track performance of small capitalization companies with greater than average growth orientation.

o Russell 3000 Growth Index: An index of common stocks designed to track performance of companies with greater than average growth orientation in general.

o Russell Midcap Growth Index: An index of common stocks designed to track performance of medium-capitalization companies with greater than average growth orientation.

o S&P 500 Index: An index of large company common stocks considered to be representative of the U.S. stock market in general

o S&P MidCap 400 Index: An index of common stocks designed to track performance of medium capitalization companies

o Lehman Brothers Government/Credit Bond Index: An index designed to track performance of government and corporate bonds

No performance is shown for the Alger Health Sciences Portfolio and the Alger SmallCap and MidCap Portfolio because they have not been in operation for a full year.

  ALGER SMALLCAP PORTFOLIO
--------------------------------------------------------------------------------
  Annual Total Return for Class B Shares as of December 31 each year (%)

                                                            BEST QUARTER:
                                                            Q4 1999     26.31%

                                                            WORST QUARTER:
                                                            Q1 2001    -27.52%

[The data below represents a bar chart in the printed piece.]

93        94        95        96        97        98        99        00        01        02
12.81     -4.62     48.92     4.17      9.17      9.91      32.14     -29.50    31.74     -27.96

  Average Annual Total Return as of December 31, 2002

                                                                         Since
                                        1 Year     5 Years   10 Years  Inception
--------------------------------------------------------------------------------
  Class A (Inception 1/1/97)           -31.29%    -13.15%      --       -9.65%
  Russell 2000 Growth Index            -30.27%     -6.59%      --       -3.58%
--------------------------------------------------------------------------------
  Class B (Inception 11/11/86)
  Return Before Taxes                  -31.56%    -13.02%    -0.49%      7.08%
  Return After Taxes on Distributions  -31.56%    -15.19%    -3.22%      4.73%
  Return After Taxes on Distributions
    and Sale of Fund Shares            -19.38%     -8.70%    -0.12%      6.05%
  Russell 2000 Growth Index            -30.27%     -6.59%     2.62%      4.93%
--------------------------------------------------------------------------------
  Class C (Inception 8/1/97)           -29.39%    -12.99%      --      -12.57%
  Russell 2000 Growth Index            -30.27%     -6.59%      --       -5.73%


ALGER MIDCAP GROWTH PORTFOLIO
Annual Total Return for Class B Shares as of December 31 each year (%)

                                                            BEST QUARTER:
                                                            Q4 1998     27.31%

                                                            WORST QUARTER:
                                                            Q3 2002    -19.04%

[The data below represents a bar chart in the printed piece.]

94        95        96        97        98        99        00        01        02
0.56      46.49     12.04     15.13     31.09     34.34     11.97     -7.58     -31.01

  Average Annual Total Return as of December 31, 2002
                                                                        Since
                                               1 Year       5 Years   Inception
--------------------------------------------------------------------------------
  Class A (Inception 1/1/97)                   -34.13%       4.36%       6.21%
  Russell Midcap Growth Index                  -27.40%      -1.82%       1.87%
  S&P MidCap 400 Index                         -14.52%       6.41%      10.33%
--------------------------------------------------------------------------------
  Class B (Inception 5/24/93)
  Return Before Taxes                          -34.46%       4.42%      12.38%
  Return After Taxes on Distributions          -34.46%       1.42%       9.81%
  Return After Taxes on Distributions
    and Sale of Fund Shares                    -21.16%       2.73%       9.64%
  Russell Midcap Growth Index                  -27.40%      -1.82%       6.98%
  S&P MidCap 400 Index                         -14.52%       6.41%      12.02%
--------------------------------------------------------------------------------
  Class C (Inception 8/1/97)                   -32.20%       4.49%       3.52%
  Russell Midcap Growth Index                  -27.40%      -1.82%      -1.47%
  S&P MidCap 400 Index                         -14.52%       6.41%       7.14%

ALGER LARGECAP GROWTH PORTFOLIO
Annual Total Return for Class B Shares as of December 31 each year (%)

                                                            BEST QUARTER:
                                                            Q4 1998     24.98%

                                                            WORST QUARTER:
                                                            Q3 2002    -20.50%

[The data below represents a bar chart in the printed piece.]

93        94        95        96        97        98        99        00        01        02
20.26     -1.57     38.43     12.30     23.10     44.07     32.61     -15.74    -12.85    -33.37


Average Annual Total Return as of December 31, 2002
                                                                         Since
                                       1 Year      5 Years    10 Years Inception
--------------------------------------------------------------------------------
  Class A (Inception 1/1/97)          -36.34%      -1.63%       --        2.25%
  Russell 1000 Growth Index           -27.89%      -3.84%       --        1.18%
  S&P 500 Index                       -22.10%      -0.58%       --        4.40%
--------------------------------------------------------------------------------
  Class B (Inception 11/11/86)
  Return Before Taxes                 -36.70%      -1.62%      8.24%     10.48%
  Return After Taxes on Distributions -36.70%      -3.32%      5.71%      8.56%
  Return After Taxes on Distributions
    and Sale of Fund Shares           -22.53%      -0.93%      6.25%      8.57%
  Russell 1000 Growth Index           -27.89%      -3.84%      6.71%      9.69%
  S&P 500 Index                       -22.10%      -0.58%      9.35%     10.91%
--------------------------------------------------------------------------------
  Class C (Inception 8/1/97)          -34.69%      -1.53%       --       -2.05%
  Russell 1000 Growth Index           -27.89%      -3.84%       --       -3.49%
  S&P 500 Index                       -22.10%      -0.58%       --       -0.10%


ALGER CAPITAL APPRECIATION PORTFOLIO
Annual Total Return for Class B Shares as of December 31 each year (%)

                                                            BEST QUARTER:
                                                            Q4 1999     40.33%

                                                            WORST QUARTER:
                                                            Q4 2000    -23.69%

[The data below represents a bar chart in the printed piece.]

94        95        96        97        98        99        00        01        02
2.22      78.57     13.79     20.20     37.38     72.89     -28.26    -18.65    -35.83


Average Annual Total Return as of December 31, 2002
                                                                         Since
                                                1 Year      5 Years    Inception
--------------------------------------------------------------------------------
  Class A (Inception 1/1/97)                   -38.61%      -2.62%       0.99%
  Russell 3000 Growth Index                    -28.05%      -4.11%       0.71%
  S&P 500 Index                                -22.10%      -0.58%       4.40%
--------------------------------------------------------------------------------
  Class B (Inception 11/1/93)
  Return Before Taxes                          -39.04%      -2.62%       9.97%
  Return After Taxes on Distributions          -39.04%      -3.91%       8.80%
  Return After Taxes on Distributions
    and Sale of Fund Shares                    -23.97%      -1.71%       8.57%
  Russell 3000 Growth Index                    -28.05%      -4.11%       6.57%
  S&P 500 Index                                -22.10%      -0.58%       9.12%
--------------------------------------------------------------------------------
  Class C (Inception 8/1/97)                   -37.03%      -2.51%      -3.47%
  Russell 3000 Growth Index                    -28.05%      -4.11%      -3.72%
  S&P 500 Index                                -22.10%      -0.58%      -0.10%

ALGER BALANCED PORTFOLIO
Annual Total Return for Class B Shares as of December 31 each year (%)

                                                            BEST QUARTER:
                                                            Q4 1998     17.54%

                                                            WORST QUARTER:
                                                            Q3 2002     -9.05%

[The data below represents a bar chart in the printed piece.]

93        94        95        96        97        98        99        00        01        02
7.65      -6.62     31.31     6.63      18.97     32.49     25.58     -5.03     -3.40     -17.59

Average Annual Total Return as of December 31, 2002
                                                                         Since
                                        1 Year    5 Years    10 Years  Inception
--------------------------------------------------------------------------------
  Class A (Inception 1/1/97)           -21.32%     4.35%       --        6.79%
  Russell 1000 Growth Index            -27.89%    -3.84%       --        1.18%
  S&P 500 Index                        -22.10%    -0.58%       --        4.40%
  Lehman Gov't/Credit Bond Index        11.02%     7.61%       --        7.96%
--------------------------------------------------------------------------------
  Class B (Inception 6/1/92)
  Return Before Taxes                  -21.67%     4.36%      7.73%      7.76%
  Return After Taxes on Distributions  -21.99%     3.32%      6.58%      6.66%
  Return After Taxes on Distributions
    and Sale of Fund Shares            -13.31%     3.28%      6.08%      6.15%
  Russell 1000 Growth Index            -27.89%    -3.84%      6.71%      7.18%
  S&P 500 Index                        -22.10%    -0.58%      9.35%      9.48%
  Lehman Gov't/Credit Bond Index        11.02%     7.61%      7.61%      7.81%
--------------------------------------------------------------------------------
  Class C (Inception 8/1/97)           -19.27%     4.48%       --        3.86%
  Russell 1000 Growth Index            -27.89%    -3.84%       --       -3.49%
  S&P 500 Index                        -22.10%    -0.58%       --       -0.10%
  Lehman Gov't/Credit Bond Index        11.02%     7.61%       --        7.72%


ALGER MONEY MARKET PORTFOLIO
Annual Total Return as of December 31 each year (%)

                                                            BEST QUARTER:
                                                            Q2 1995      1.49%

                                                            WORST QUARTER:
                                                            Q4 2002      0.16%

[The data below represents a bar chart in the printed piece.]

93        94        95        96        97        98        99        00        01        02
3.05     4.20       5.94      5.16      4.92      4.78      4.42      5.57      3.13      0.85

Average Annual Total Return as of December 31, 2002
                                                                         Since
                                        1 Year    5 Years    10 Years  Inception
--------------------------------------------------------------------------------
  Money Market  (Inception               0.85%     3.74%     4.19%        5.46%
                11/11/86)


Seven-day yield for the period ended December 31, 2002: 0.40%. For the portfolio's current 7-day yield, telephone (800) 992-3863 toll-free.

[GRAPHIC OMITTED]


                FEES AND EXPENSES

Investors incur certain fees and expenses in connection with an investment in the Fund. The following table shows the fees and expenses that you may incur if you buy and hold shares of the portfolios.


                       SHAREHOLDER FEES
                       (fees paid directly from your                    ANNUAL FUND OPERATING EXPENSES
                       investment)                                      (expenses that are deducted from Fund assets)
                    ----------------------------------   ---------------------------------------------------------------------------
                                     Maximum deferred
                                     sales charge
                                     (load) as a %
                    Maximum sales    of purchase price
                    charge (load)    or redemption
                    on purchases     proceeds,
                    as a % of        whichever            Management     Distribution  Shareholder      Other     Total Annual Fund
             CLASS  offering price   is lower             Fees           (12b-1) Fees  Servicing Fees   Expenses  Operating Expenses
------------------------------------------------------------------------------------------------------------------------------------
ALGER          A         5.25%           None               .85%           None           .25%            .65%           1.75%
SMALLCAP       B          None           5.00%              .85%           .75%           .25%            .64%           2.49%
PORTFOLIO      C         1.00%           1.00%              .85%           .75%           .25%            .64%           2.49%
------------------------------------------------------------------------------------------------------------------------------------
ALGER SMALLCAP A         5.25%           None               .85%           None           .25%            .79%           1.89%
AND MIDCAP     B          None           5.00%              .85%           .75%           .25%            .79%           2.64%
PORTFOLIO      C         1.00%           1.00%              .85%           .75%           .25%            .79%           2.64%
------------------------------------------------------------------------------------------------------------------------------------
ALGER          A         5.25%           None               .80%           None           .25%            .36%           1.41%
MIDCAP         B          None           5.00%              .80%           .75%           .25%            .35%           2.15%
GROWTH         C         1.00%           1.00%              .80%           .75%           .25%            .36%           2.16%
PORTFOLIO
------------------------------------------------------------------------------------------------------------------------------------
ALGER LARGE-   A         5.25%           None               .75%           None           .25%            .36%           1.36%
CAP GROWTH     B          None           5.00%              .75%           .75%           .25%            .36%           2.11%
PORTFOLIO      C         1.00%           1.00%              .75%           .75%           .25%            .36%           2.11%
------------------------------------------------------------------------------------------------------------------------------------
ALGER CAPITAL  A         5.25%           None               .85%           None           .25%            .43%           1.53%
APPRECIATION   B          None           5.00%              .85%           .75%           .25%            .43%           2.28%
PORTFOLIO      C         1.00%           1.00%              .85%           .75%           .25%            .43%           2.28%
------------------------------------------------------------------------------------------------------------------------------------
ALGER HEALTH   A         5.25%           None               .85%           None           .25%           1.05%           2.15%
SCIENCES       B          None           5.00%              .85%           .75%           .25%           1.06%           2.91%
PORTFOLIO      C         1.00%           1.00%              .85%           .75%           .25%           1.05%           2.90%
------------------------------------------------------------------------------------------------------------------------------------
ALGER          A         5.25%           None               .75%           None           .25%            .28%           1.28%
BALANCED       B          None           5.00%              .75%           .75%           .25%            .28%           2.03%
PORTFOLIO      C         1.00%           1.00%              .75%           .75%           .25%            .28%           2.03%
------------------------------------------------------------------------------------------------------------------------------------
ALGER MONEY               None           None               .50%           None           None            .29%            .79%
MARKET PORTFOLIO

EXAMPLES

The following examples, which reflect the shareholder fees and operating expenses listed previously, are intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The first example assumes that you invest $10,000 in a portfolio for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the portfolio's operating expenses remain the same. The second example reflects the same assumptions except that redemption is not assumed. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

(For relatively new funds like Alger Health Sciences Portfolio and Alger SmallCap and MidCap Portfolio, only 1- and 3-year expense projections are legally required.)


YOU WOULD PAY THE FOLLOWING EXPENSES IF YOU REDEEMED YOUR SHARES:

                            1 Year       3 Years       5 Years       10 Years
--------------------------------------------------------------------------------
ALGER             A           $694        $1,047        $1,424        $2,479
SMALLCAP          B           $752        $1,076        $1,526        $2,644
PORTFOLIO         C           $449        $  868        $1,412        $2,898
--------------------------------------------------------------------------------
ALGER             A           $707        $1,087
SMALLCAP AND      B           $767        $1,120
MIDCAP PORTFOLIO  C           $463        $  912
--------------------------------------------------------------------------------
ALGER             A           $661        $  948        $1,256        $2,127
MIDCAP GROWTH     B           $718        $  973        $1,354        $2,295
PORTFOLIO         C           $416        $  769        $1,248        $2,568
--------------------------------------------------------------------------------
ALGER LARGECAP    A           $656        $  933        $1,231        $2,074
GROWTH            B           $714        $  961        $1,334        $2,250
PORTFOLIO         C           $411        $  754        $1,223        $2,517
--------------------------------------------------------------------------------
ALGER CAPITAL     A           $672        $  983        $1,315        $2,253
APPRECIATION      B           $731        $1,012        $1,420        $2,427
PORTFOLIO         C           $428        $  805        $1,308        $2,689
--------------------------------------------------------------------------------
ALGER HEALTH      A           $732        $1,163
SCIENCES          B           $794        $1,201
PORTFOLIO         C           $489        $  989
--------------------------------------------------------------------------------
ALGER             A           $649        $  910        $1,190        $1,989
BALANCED          B           $706        $  937        $1,293        $2,166
PORTFOLIO         C           $403        $  730        $1,182        $2,435
--------------------------------------------------------------------------------
ALGER MONEY                   $ 81        $  252        $  439        $  978
MARKET PORTFOLIO

YOU WOULD PAY THE FOLLOWING EXPENSES IF YOU DID NOT REDEEM YOUR SHARES:

                             1 Year      3 Years       5 Years       10 Years
--------------------------------------------------------------------------------

ALGER             A           $694        $1,047        $1,424        $2,479
SMALLCAP          B           $252        $  776        $1,326        $2,644
PORTFOLIO         C           $350        $  868        $1,412        $2,898
--------------------------------------------------------------------------------
ALGER             A           $707        $1,087
SMALLCAP AND      B           $267        $  820
MIDCAP PORTFOLIO  C           $364        $  912
--------------------------------------------------------------------------------
ALGER             A           $661        $  948        $1,256        $2,127
MIDCAP GROWTH     B           $218        $  673        $1,154        $2,295
PORTFOLIO         C           $317        $  769        $1,248        $2,568
--------------------------------------------------------------------------------
ALGER LARGECAP    A           $656        $  933        $1,231        $2,074
GROWTH            B           $214        $  661        $1,134        $2,250
PORTFOLIO         C           $312        $  754        $1,223        $2,517
--------------------------------------------------------------------------------
ALGER CAPITAL     A           $672        $  983        $1,315        $2,253
APPRECIATION      B           $231        $  712        $1,220        $2,427
PORTFOLIO         C           $329        $  805        $1,308        $2,689
--------------------------------------------------------------------------------
ALGER HEALTH      A           $732        $1,163
SCIENCES          B           $294        $  901
PORTFOLIO         C           $390        $  989
--------------------------------------------------------------------------------
ALGER             A           $649        $  910        $1,190        $1,989
BALANCED          B           $206        $  637        $1,093        $2,166
PORTFOLIO         C           $304        $  730        $1,182        $2,435
--------------------------------------------------------------------------------
ALGER MONEY                   $ 81        $  252        $  439        $  978
MARKET PORTFOLIO


Each portfolio other than the Money Market Portfolio pays the Distributor, Fred Alger & Company, Incorporated, a shareholder servicing fee of .25% of the value of the portfolio's average daily net assets for service and maintenance of shareholder accounts. The Distributor may pay some of this fee and an additional fee from its own resources to other organizations that also provide service and maintenance of shareholder accounts.

ADDITIONAL INFORMATION ABOUT THE FUND'S INVESTMENTS

Each portfolio other than the Money Market Portfolio may invest up to 100% of its assets in cash, high-grade bonds, or cash equivalents for temporary defensive reasons if the Manager believes that adverse market or other conditions warrant. This is to attempt to protect the portfolio's assets from a temporary, unacceptable risk of loss, rather than directly to promote the portfolio's investment objective. The portfolio may not achieve its investment objective while in a temporary defensive position.

Other securities the portfolios may invest in are discussed in the Fund's Statement of Additional Information (see back cover of this prospectus).

[GRAPHIC OMITTED]

                MANAGEMENT AND ORGANIZATION

MANAGER
Fred Alger Management, Inc.
111 Fifth Avenue
New York, NY 10003

The Manager has been an investment adviser since 1964, and manages investments totaling (at 12/31/02) $5.00 billion in mutual fund assets as well as $3.43 billion in other assets. The Manager makes investment decisions for the portfolios and continuously reviews and administers their investment programs. These management responsibilities are subject to the supervision of the Fund's Board of Trustees. The Fund has had the same Manager since inception, and the portfolios pay the Manager fees at these annual rates based on a percentage of average daily net assets: Money Market Portfolio-- .50%; SmallCap, Capital Appreciation, Health Sciences and SmallCap and MidCap Portfolios--.85%; MidCap Growth Portfolio--.80%; LargeCap Growth and Balanced Portfolios--.75%.

PORTFOLIO MANAGERS

Fred M. Alger III is the chief market strategist for all of the Fund's portfolios, overseeing the investments of each portfolio since September 2001. Mr. Alger, who founded Fred Alger Management, Inc., has served as Chairman of the Board since 1964, and co-managed the portfolios prior to 1995. Dan C. Chung, CFA, David Hyun, CFA, Alison Barbi, CFA, Jill Greenwald, CFA, Teresa McRoberts, Kevin Collins, CFA and Andrew Silverberg are the individuals responsible for the day-to-day management of portfolio investments. Mr. Chung, manager of the MidCap Growth Portfolio from September 2001 until September 2003 and co-manager of that Portfolio since September 2003, co-manager of the LargeCap Growth and Balanced Portfolios since September 2001 and the SmallCap and MidCap Portfolio since its inception, has been employed by the Manager since 1994, as a Vice President and analyst from 1996 to 1999, as a Senior Vice President and senior analyst until 2000, as an Executive Vice President from 2000 until September 2003, as portfolio manager since 2000, as Chief Investment Officer since September 2001 and as President since September 2003. Mr. Hyun, manager of the Capital Appreciation Portfolio and co-manager of the LargeCap Growth Portfolio since September 2001, has been employed by the Manager as an Executive Vice President since September 2001, prior to which he was employed by the Manager as an analyst from 1991 until 1997 and as a Senior Vice President and portfolio manager from 1997 until June 2000, and at Oppenheimer Funds as a portfolio manager from June 2000 until September 2001. Ms. Barbi, manager of the Money Market Portfolio and co-manager of the Balanced Portfolio, has been employed by the Manager since September 2001 as a Senior Vice President and portfolio manager, prior to which she was a Vice President and securities trader at NationsBanc Montgomery Securities, LLC from 1990 until 1998, and a private investor since 1998. Ms. Greenwald, manager of the SmallCap Portfolio since November 2001 and co-manager of the SmallCap and MidCap

Portfolio since its inception, has been employed by the Manager as a Senior Vice President and portfolio manager since November 2001, prior to which she was employed by the Manager as an analyst and later a senior analyst from 1986 to 1992, as a Managing Director and senior portfolio man ager at Chase Manhattan Bank from 1994 through 1999 and as a Senior Vice President and Investment
Officer at J & W Seligman & Co. from 1999 until November 2001. Ms. McRoberts, manager of the Health Sciences Portfolio since its inception, has been employed by the Manager as a Senior Vice President and portfolio manager since October 2001, prior to which she was a portfolio manager and partner at Maximus Capital from April 2001 until October 2001 and a Vice President and portfolio manager at Morgan Stanley Dean Witter from 1998 to 2000 and a principal of the firm from December 2000 to March 2001. Ms. McRoberts had previously been employed by the Manager as a Vice President and senior analyst from 1994 until 1998. Mr. Collins, co-manager of the Balanced Portfolio since September 2003, has been employed by the Manager as a Senior Vice President, portfolio manager and senior analyst since September 2003, prior to which period he was employed by the Manager as an analyst and later as a Vice President and senior analyst from 1996 until September 2003. Mr. Silverberg, assistant portfolio manager of the MidCap Growth Portfolio since September 2003, has been employed by the Manager as an analyst and later as an Assistant Vice President and analyst since October 2001, prior to which period he was a research analyst at Mark Asset Management Corporation from June 1999 until September 2001 and a research intern at MBF Capital Corporation from December 1998 until June 1999.


PRIOR PERFORMANCE OF A SIMILAR FUND

Because Alger Health Sciences Portfolio has not been in operation for a full year, annual performance information is not available. However, the portfolio is substantially similar to the Morgan Stanley Health Sciences Trust, of which Teresa McRoberts, manager of the portfolio, was the sole portfolio manager from January 1, 1999 through March 23, 2001. There are no material differences in the investment objectives, policies or strategies between the two funds. The following table shows the average annual total returns for the Morgan Stanley Health Sciences Trust during Ms. McRoberts' tenure, compared with the S&P 500 Index.

The average annual total returns assume reinvestment of dividends and distributions and redemption at the end of each period, reflect all applicable sales charges, and are net of expenses. The table also shows the effect of taxes on the Trust's returns by presenting after-tax returns for the Trust's Class B shares. (After-tax returns for the other classes varied.) The after-tax returns were calculated using the highest individual federal income and capital gains tax rates in effect at the time of each distribution and redemption, but do not reflect state and local taxes. Actual after-tax returns would have depended on the investor's specific situation and may have differed from those shown. Remember that a fund's past performance (before and after taxes) is not necessarily an indication of how it will perform in the future; furthermore, the Morgan Stanley Health Sciences Trust is a separate fund and its historical performance during Ms. McRoberts' tenure is not necessarily indicative of the future performance of Alger Health Sciences Portfolio.

MORGAN STANLEY HEALTH SCIENCES TRUST
--------------------------------------------------------------------------------
  Average Annual Total Return* as of December 31, 2000
                                                                        1/1/99-
                                       1 Year          2 Years          3/23/01
--------------------------------------------------------------------------------
  Class A                              49.95%          31.36%           11.22%
--------------------------------------------------------------------------------
  Class B
  Return Before Taxes                  52.02%          32.37%           11.83%
  Return After Taxes on Distributions  45.73%          28.44%            8.84%
  Return After Taxes on Distributions
    and Sale of Fund Shares            27.62%          23.23%            7.39%
--------------------------------------------------------------------------------
  Class C                              56.01%          33.82%           12.99%
--------------------------------------------------------------------------------
  Class D                              58.48%          35.17%           14.12%
--------------------------------------------------------------------------------
  S&P 500 Index**                      -9.10%          10.03%           -2.16%
--------------------------------------------------------------------------------

* Returns reflect the following sales charges: Class A: 5.25% at purchase; Class B: 5.00% at redemption; Class C: 1.00% at redemption; Class D: none.

** The S&P 500 Index is an unmanaged index of large-company common stocks considered to be representative of the U.S. stock market in general. The returns for the index reflect no expenses, fees or taxes and assume reinvestment of dividends of the underlying securities making up the index.



[GRAPHIC OMITTED]

                SHAREHOLDER INFORMATION

DISTRIBUTOR
Fred Alger & Company, Incorporated
30 Montgomery Street
Jersey City, NJ 07302


TRANSFER AGENT
Alger Shareholder Services, Inc.
30 Montgomery Street
Jersey City, NJ 07302


NET ASSET VALUE

The price of one share is its "net asset value," or NAV, next determined after a purchase request is received in good order, plus any applicable sales charge. The NAV for each portfolio other than the Money Market Portfolio is calculated as of the close of business (normally 4:00 p.m. Eastern time) every day the New York Stock Exchange is open; the NAV for the Money Market Portfolio is calculated as of 12:00 noon on each of those days. Generally, the Exchange is closed on weekends and various national holidays. It may close on other days from time to time.

The Fund generally values the assets of each portfolio except the Money Market Portfolio on the basis of market quotations or, where market quotations are not readily available, on the basis of fair value as determined by the Manager under procedures adopted by the Fund's Board of Trustees. The assets of the Money Market Portfolio (and short-term money market instruments held by other portfolios) are valued on the basis of amortized cost.

DIVIDENDS AND DISTRIBUTIONS

All portfolios other than the Money Market Portfolio declare and pay dividends and distributions annually. The Fund expects that these annual payments to shareholders will consist primarily of capital gains, which may be taxable to you at different rates depending upon how long the portfolio held the securities that it sold to create the gains (rather than the length of time you have held shares of the portfolio), and that they will also include net investment income, which is taxable as ordinary income. Dividends and distributions may differ among classes of shares of a portfolio. Payments by the Money Market Portfolio, which normally consist solely of net investment income, are declared daily and paid monthly.

Unless you choose to receive cash payments by checking the box on your New Account Application, any dividends and distributions will be reinvested automatically at the NAV on their payment dates. No additional sales charge will apply to automatically reinvested dividends and distributions. If you have chosen cash payments and a payment is returned to the Fund as undeliverable, upon receipt that payment will be reinvested in Fund shares at the next NAV. All subsequent payments will be reinvested until you reinstate your cash election and provide a valid mailing address.

Regardless of whether you choose to take distributions in cash or reinvest them in the portfolio, they may be subject to federal and state taxes. Because everyone's tax situation is unique, see a tax advisor about federal, state and local tax consequences of investing in the Fund.

--------------------------------------------------------------------------------
NAV (NET ASSET VALUE) IS COMPUTED BY ADDING TOGETHER THE VALUE OF THE PORTFOLIO'S INVESTMENTS PLUS CASH AND OTHER ASSETS, SUBTRACTING ITS LIABILITIES AND THEN DIVIDING THE RESULT BY THE NUMBER OF ITS OUTSTANDING SHARES.
--------------------------------------------------------------------------------


CLASSES OF FUND SHARES

All portfolios other than the Money Market Portfolio offer three classes of shares, each subject to a sales charge. Shares of the Money Market Portfolio are not subject to a sales charge. The differences among the classes are described in the following chart:

SALES CHARGES

CLASS A SHARES
--------------------------------------------------------------------------------
 When you buy Class A Shares, you may pay the following sales charge:


                              Sales Charge     Sales Charge    Dealer
                              as a % of        as a % of Net   Allowance as a %
 Purchase Amount              Offering Price   Asset Value     of Offering Price
--------------------------------------------------------------------------------
 Less than $100,000               5.25%           5.54%            5.00%
 $100,000 - $249,999              4.50%           4.71%            4.25%
 $250,000 - $499,999              3.50%           3.63%            3.25%
 $500,000 - $999,999              2.75%           2.83%            2.50%
 $1,000,000 and over                *               *              1.00%

*Purchases of Class A Shares which, when combined with current holdings of Class
 A Shares offered with a sales charge, equal or exceed $1,000,000 in the aggregate may be made at net asset value without any initial sales charge, but will be subject to a contingent deferred sales charge ("CDSC") of 1.00% on redemptions made within 12 months of purchase. The CDSC is waived in certain circumstances.


--------------------------------------------------------------------------------
DISTRIBUTION (12b-1) FEES
Not subject to distribution (12b-1) fees


--------------------------------------------------------------------------------
MAXIMUM INVESTMENT AMOUNT (For Investments minimums, see Table on page 20)
No maximum investment limit



In calculating a CDSC, the Fund assumes, first, that the redemption is of shares, if any, that are not subject to any CDSC and, second, that the remaining shares redeemed are those that are subject to the lowest charge.

PURCHASING AND REDEEMING FUND SHARES

You can purchase or redeem shares on any day the New York Stock Exchange is open. They will be processed at the NAV next calculated after your purchase or redemption request is received in good order by the Transfer Agent. Ordinarily, the Fund will issue your redemption check within seven days after the Transfer Agent accepts your redemption request. However, when you buy shares with a check or via TelePurchase or Automatic Investment Plan, we will not issue payment for redemption requests against those funds until the purchase proceeds are available, which may take up to 15 days. The Transfer Agent or Fund may reject any purchase order.

You may aggregate all the Class A shares you purchase in the Fund in order to obtain a reduced sales charge (as indicated above) if you provide sufficient information at the time of purchase for verification of your eligibility for the lower charge.

CLASS B SHARES
--------------------------------------------------------------------------------
When you redeem Class B Shares, you may pay the following CDSC:

                               Contingent
                               Deferred
                               Sales
                               Charge
Years Shares Were Held         (CDSC)
--------------------------------------------------------------------------------
Less than one                     5%
One but less than two             4%
Two but less than three           3%
Three but less than four          2%
Four but less than five           2%
Five but less than six            1%
Six or more                       0%


--------------------------------------------------------------------------------
DISTRIBUTION (12b-1) FEES
Subject to distribution (12b-1) fees for eight years, after which time your shares are automatically converted to Class A Shares. There are no sales charges imposed on the conversion.+

--------------------------------------------------------------------------------
MAXIMUM INVESTMENT AMOUNT
Maximum permitted investment amount: $249,999



CLASS C SHARES
--------------------------------------------------------------------------------
When you buy Class C shares, you may pay the following sales charge:

                  Sales          Sales          Dealer
                  Charge         Charge         Allowance
                  as a % of      as a % of      as a % of
Purchase          Offering       Net Asset      Offering
Amount            Price          Value          Price
--------------------------------------------------------------------------------
$1-
$999,999          1.00%          1.01%          1.00%


When you redeem Class C shares, you may pay the following CDSC:

Years Shares Were        Contingent Deferred
Held                     Sales Charge (CDSC)
--------------------------------------------------------------------------------
Less than 1 year                 1%
One year or more                 0%

--------------------------------------------------------------------------------
DISTRIBUTION (12b-1) FEES
Subject to distribution (12b-1) fees+


--------------------------------------------------------------------------------
MAXIMUM INVESTMENT AMOUNT
Maximum permitted investment amount: $999,999


 Under certain circumstances, the above requirements may be waived. These circumstances are discussed in the Statement of Additional Information. A defined contribution plan that redeems all of its shares within 12 months of its initial purchase will incur a 1.00% CDSC if the dealer of record was paid a concession.

+Each portfolio other than Alger Money Market Portfolio has adopted a plan under Rule 12b-1 that allows Class B and Class C shares to pay distribution fees out of their assets on an ongoing basis for the sale and distribution of their shares. These fees will increase the cost of your investment in Class B or Class C shares and may cost you more than paying other types of sales charges.



If you intend to make an aggregate purchase of $100,000 or more over a period of 13 months or less, you can complete a letter of intent and return it to the Fund. Please contact the Fund for details before you buy the shares.

Unless your Money Market Portfolio account is a Fund-sponsored, tax-deferred retirement plan, if it falls below $100 because of redemptions, the Fund may send you written notice providing 60 days to restore it to the minimum balance. After 60 days, the Fund may close your account and redeem all of your shares if your account remains below the minimum.

For purposes of redemption of shares of the Alger Money Market Portfolio, please note that the period of time during which an investor holds shares of the Alger Money Market Portfolio that have been acquired in exchange for shares of any other Portfolio will not be counted towards the holding period for purposes of calculating a CDSCif applicable.

Different ways to purchase and redeem are listed below and on the next page. For telephone transactions, the Fund and Transfer Agent have reasonable procedures in place to determine that the instructions are genuine. They include requesting personal identification and recording calls. If the Fund and Transfer Agent follow these procedures, they are not liable for acting in good faith on telephone instructions.

MINIMUM INVESTMENTS
                                       Initial                   Subsequent
                                      Investment                 Investment
--------------------------------------------------------------------------------
  Regular account*                    No Minimum                     $25
  Traditional IRA                     No Minimum                     $25
  Roth IRA                            No Minimum                     $25
  Coverdell ESA                       No Minimum                     $25
  SIMPLE IRA                          No Minimum                     $25
  Keogh                               No Minimum                     $25
  401(k)                              No Minimum                     $25
  403(b)                              No Minimum                     $25
  Automatic Investment                    $25                        $25

* The minimum initial investment amount for the Money Market Portfolio (only) is $500. The minimum subsequent purchase amount for the portfolio is $25.


INVESTMENT INSTRUCTIONS

TO OPEN AN ACCOUNT:

BY MAIL: The Alger Fund does not accept cash or cash alternatives for fund purchases. (Make checks payable to "The Alger Fund.") Mail your completed application and check to:

         Alger Shareholder Services, Inc.
         30 Montgomery Street
         Jersey City, NJ 07302

BY FED WIRE: Have your bank wire funds to State Street Bank & Trust Company. Contact Alger Shareholder Services at (800) 992-3863 for details.

Forward the completed New Account Application to Alger Shareholder Services stating that the account was established by wire transfer and the date and amount of the transfer.

CONTACT: CALL OR VISIT your broker-dealer, investment adviser, bank or other financial institution.

AUTOMATICALLY:   Complete  the  Automatic  Investment  option  on  your  account application. Minimum automatic investment is $25.

VIA OUR WEBSITE: Visit The Alger Fund website to download a New Account Application - www.alger.com

Mail the completed application with your investment to Alger Shareholder Services, Inc.

TO MAKE ADDITIONAL INVESTMENTS IN AN EXISTING ACCOUNT:

BY MAIL: Complete and return the Invest by Mail slip attached to your Alger Fund Statement and return slip with your investment to:

  Alger Shareholder Services, Inc.
  30 Montgomery Street
  Jersey City, NJ 07302

BY TELEPHONE OR FED WIRE: TELEPURCHASE* allows you to purchase shares by telephone (minimum $500, maximum $50,000) by filling out the appropriate section of the New Account Application or returning the Additional Services Form. The funds will be transferred from your designated bank account to your Fund account normally within one business day.

WIRE: Have your bank wire funds to State Street Bank & Trust Company. Contact Alger Shareholder Services for details.

*Not available for Retirement Plans

CONTACT: CALL OR VISIT your broker-dealer, investment adviser, bank or other financial institution.

AUTOMATICALLY: The Alger Fund Automatic Investment Plan allows you to make automatic purchases on the 15th and/or the last business day of each month. Fill out the appropriate information on the New Account Application or contact The Alger Fund to receive an Additional Services Form. Minimum automatic investment is $25 per portfolio.

Government Direct Deposit* allows you to arrange direct deposit of U.S. federal government payments into your Fund account and Payroll Savings Plan* allows you to arrange direct deposit of a portion of your payroll directly to your Alger Fund Account. Call for a Payroll Savings Plan Form.

*Not available for Retirement Plans

VIA OUR WEBSITE: Visit The Alger Fund website to download all forms to add services to your account - www.alger.com

Mail your completed forms to Alger Shareholder Services, Inc.

EXCHANGES

You can exchange shares of any portfolio for shares of another portfolio, subject to certain restrictions. Sales charges will apply in certain exchanges from the Money Market Portfolio. The period of time during which an investor holds shares of Alger Money Market Portfolio that have been acquired in exchange for shares of any other Portfolio will not be counted towards the holding period for purposes of calculating a CDSC if applicable. Remember that for tax purposes an exchange is considered a sale and a purchase, so you may realize a taxable gain or a loss when you exchange shares. For more information, call the Fund toll-free at (800) 992-3863 or consult the Statement of Additional Information (see back cover of this prospectus).

The Fund may redeem some of your shares "in kind," which means that some of the proceeds will be paid with securities the Fund owns instead of cash.

Shares may be worth more or less when you redeem them than they were at the time you bought them. For tax purposes, this means that when you redeem them you may realize a short- or long-term capital gain or loss, depending upon how long you have held the shares.

TO REDEEM SHARES OF THE FUND:

BY MAIL: Send a letter of instruction to Alger Shareholder Services, Inc. which includes

o   account number

o   portfolio name (and class, if applicable)

o   number of shares or dollar amount of redemption

o   where to send the proceeds

o   signature(s) of registered owner(s)

o   a signature guarantee is required if

    o   your redemption is for more than $25,000; or

    o you want the check sent to a different address than the one we have on file; or

    o you want the check to be made payable to someone other than the registered owners we have on file; or

    o   you have changed your address on file within the past 60 days.

BY TELEPHONE*: Call (800) 992-3863 to sell shares (unless you refuse this service on your New Account Application). The Fund will send you a check for amounts up to $5,000. You can choose to receive a check or a wire for amounts over $5,000. Note, you cannot request a check if you have changed your address on file within the past 60 days.

A special telephone redemption service, TeleRedemption, is available by filling out the appropriate section of the New Account Application or returning the Additional Services Form. The funds will be transferred to your bank account in an amount between $500 and $50,000, normally within two business days. Shares issued in certificate form are not eligible for this service.

*Not available for Retirement Plans

CONTACT: CALL OR VISIT your broker-dealer, investment adviser, bank or other financial institution.

AUTOMATICALLY: Systematic Withdrawal Plan allows you to receive regular monthly, quarterly or annual payments. Your account value must be at least $10,000, and the payments must be for $50 or more. The maximum monthly withdrawal is 1% of the account value in the Fund at the time you begin participation in the Plan.

VIA OUR WEBSITE: Visit The Alger Fund website to download all forms to add redemption privileges to your existing account - www.alger.com

Mail your completed forms to Alger Shareholder Services, Inc.





[GRAPHIC]

               FINANCIAL HIGHLIGHTS

The financial highlights table is intended to help you understand each portfolio's financial performance for the periods shown. Certain information reflects financial results for a single portfolio share. The total returns in the table represent the rate that an investor would have earned or lost on an investment in the portfolio (assuming reinvestment of all dividends and distributions). Information for the periods shown through the year ended October 31, 2001 has been audited by Arthur Andersen LLP and information for the year ended October 31, 2002 has been audited by Ernst & Young LLP whose report, along with the Fund's financial statements, is included in the Annual Report, which is available upon request.

ALGER SMALLCAP PORTFOLIO


CLASS A(i)                                                                                                      Ten Months Ended
                                                                 Year Ended October 31,                               October 31,
---------------------------------------------------------------------------------------------------------------------------------

                                          2002            2001           2000            1999           1998           1997(v)
                                          ----            ----           ----            ----           ----           -------
Net asset value, beginning of period   $  3.54         $  8.81        $  10.35        $  8.74         $ 10.35        $  9.21
---------------------------------------------------------------------------------------------------------------------------------
Net investment income (loss)              (.05)(iii)      (.04)(iii)      (.08)(iii)     (.08)(iii)      (.06)(iii)     (.04)
Net realized and unrealized gain
 (loss) on investments                    (.64)          (3.41)            .35           2.71           (1.04)          1.18
---------------------------------------------------------------------------------------------------------------------------------
Total from investment operations          (.69)          (3.45)            .27           2.63           (1.10)          1.14
Distributions from net realized gains       --           (1.82)          (1.81)         (1.02)           (.51)            --
---------------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period         $  2.85         $  3.54        $   8.81        $ 10.35         $  8.74        $ 10.35
=================================================================================================================================
Total Return (iv)                       (19.5%)         (46.6%)            .4%          32.7%          (10.9%)         12.4%
=================================================================================================================================
Ratios and Supplemental Data:
Net assets, end of period
 (000's omitted)                       $46,143         $64,164        $111,665        $69,986         $59,516        $25,996
=================================================================================================================================
Ratio of expenses to average
 net assets                              1.75%           1.54%           1.41%          1.38%           1.37%          1.38%
=================================================================================================================================
Ratio of net investment income
  (loss) to average net assets          (1.52%)          (.95%)          (.81%)         (.79%)          (.71%)         (.93%)
=================================================================================================================================
Portfolio Turnover Rate                132.35%         195.72%         207.19%        110.92%         157.26%        120.27%
=================================================================================================================================



 CLASS B(ii)
                                                                   Year Ended October 31,
-----------------------------------------------------------------------------------------------------------------
                                                 2002              2001              2000              1999
                                                 ----              ----              ----              ----
 Net asset value, beginning of period        $   3.36          $   8.52          $  10.13          $   8.61
-----------------------------------------------------------------------------------------------------------------
 Net investment income (loss)                    (.07)(iii)        (.08)(iii)        (.16)(iii)        (.15)(iii)
 Net realized and unrealized gain
  (loss) on investments                          (.61)            (3.26)              .36              2.69
-----------------------------------------------------------------------------------------------------------------
 Total from investment operations                (.68)            (3.34)              .20              2.54
 Distributions from net realized gains           --               (1.82)            (1.81)            (1.02)
-----------------------------------------------------------------------------------------------------------------
 Net asset value, end of period              $   2.68          $   3.36          $   8.52          $  10.13
=================================================================================================================
 Total Return (iv)                             (20.2%)           (47.0%)             (.4%)            32.1%
=================================================================================================================
 Ratios and Supplemental Data:
 Net assets, end of period
  (000's omitted)                            $ 81,758          $130,559          $325,382          $419,842
=================================================================================================================
 Ratio of expenses to average
  net assets                                    2.49%             2.28%             2.14%             2.14%
=================================================================================================================
 Ratio of net investment income
   (loss) to average net assets                (2.27%)           (1.66%)           (1.58%)           (1.58%)
=================================================================================================================
 Portfolio Turnover Rate                      132.35%           195.72%           207.19%           110.92%
=================================================================================================================

(i) Class A Shares were initially offered January 1, 1997. Class C Shares were initially offered August 1, 1997.

(ii) Per share data have been adjusted to reflect the effect of a 3-for-1 stock split which occurred September 27, 1995.

For a share outstanding throughout the period

 CLASS C(i)                                                                                                     Three Months Ended
                                                                     Year Ended October 31,                            October 31,
----------------------------------------------------------------------------------------------------------------------------------
                                               2002            2001            2000            1999            1998        1997(v)
                                              -----           -----           -----           -----           -----        ------
 Net asset value, beginning of period       $  3.36         $  8.53         $ 10.13         $  8.59         $ 10.29       $ 10.38
----------------------------------------------------------------------------------------------------------------------------------
 Net investment income (loss)                  (.07)(iii)      (.08)(iii)      (.16)(iii)      (.16)(iii)      (.10)(iii)    (.03)
 Net realized and unrealized gain
  (loss) on investments                        (.61)          (3.27)            .37            2.72           (1.09)         (.06)
----------------------------------------------------------------------------------------------------------------------------------
 Total from investment operations              (.68)          (3.35)            .21            2.56           (1.19)         (.09)
 Distributions from net realized gains           --           (1.82)          (1.81)          (1.02)           (.51)          --
----------------------------------------------------------------------------------------------------------------------------------
 Net asset value, end of period             $  2.68         $  3.36         $  8.53         $ 10.13         $  8.59       $ 10.29
==================================================================================================================================
 Total Return (iv)                           (20.2%)         (47.0%)           (.3%)           32.4%          (11.8%)         (.9%)
==================================================================================================================================
 Ratios and Supplemental Data:
 Net assets, end of period
  (000's omitted)                           $ 3,209         $ 4,234         $11,103         $ 7,659         $ 4,838       $   338
==================================================================================================================================
 Ratio of expenses to average
  net assets                                   2.49%           2.28%           2.15%           2.13%           2.11%         2.09%
==================================================================================================================================
 Ratio of net investment income
   (loss) to average net assets               (2.27%)         (1.66%)         (1.57%)         (1.55%)         (1.36%)       (1.71%)
==================================================================================================================================
 Portfolio Turnover Rate                     132.35%         195.72%         207.19%         110.92%         157.26%       120.27%
==================================================================================================================================



                                      Year Ended October 31,
----------------------------------------------------------------------------------------------
    1998                1997            1996            1995            1994            1993
    ----                ----            ----            ----            ----            ----
$  10.29            $  10.86        $  11.13        $   7.62        $   8.65        $   6.88
----------------------------------------------------------------------------------------------
    (.14)(iii)          (.11)           (.09)           (.13)           (.09)           (.08)
   (1.03)               1.28             .42            3.64            (.02)           1.85
----------------------------------------------------------------------------------------------
   (1.17)               1.17             .33            3.51            (.11)           1.77
    (.51)              (1.74)           (.60)            --             (.92)            --
----------------------------------------------------------------------------------------------
$   8.61            $  10.29        $  10.86        $  11.13        $   7.62        $   8.65
==============================================================================================
  (11.6%)               12.9%            3.2%           46.2%           (1.1%)          25.8%
==============================================================================================

$460,788            $580,651        $553,872        $463,718        $294,890        $300,108
==============================================================================================
    2.12%               2.14%           2.13%           2.11%           2.18%           2.13%
==============================================================================================
  (1.51%)              (1.67%)         (1.59%)         (1.75%)         (1.51%)         (1.52%)
==============================================================================================
  157.26%             120.27%         153.35%          97.37%         131.86%         148.49%
==============================================================================================


(iii) Amount was computed based on average shares outstanding during the period.
(iv)  Does not reflect the effect of any sales charges.
(v)   Ratios have been annualized; total return has not been annualized.

ALGER MIDCAP GROWTH PORTFOLIO(i)

 CLASS A(ii)                                                                                                      Ten Months Ended
                                                                   Year Ended October 31,                              October 31,
----------------------------------------------------------------------------------------------------------------------------------
                                           2002            2001            2000           1999            1998           1997(iii)
                                           ----            ----            ----           ----            ----           ---------
 Net asset value, beginning of period  $   6.92        $  10.17        $   8.20        $  7.07         $  7.49         $ 6.31
----------------------------------------------------------------------------------------------------------------------------------
 Net investment income (loss)              (.07)(iv)       (.06)(iv)       (.04)(iv)      (.05)(iv)       (.03)(iv)      (.03)
 Net realized and unrealized gain
  (loss) on investments                   (1.37)          (2.01)           3.51           2.16             .43           1.21
----------------------------------------------------------------------------------------------------------------------------------
 Total from investment operations         (1.44)          (2.07)           3.47           2.11             .40           1.18
 Distributions from net realized gains      --            (1.18)          (1.50)          (.98)           (.82)          --
----------------------------------------------------------------------------------------------------------------------------------
 Net asset value, end of period        $   5.48        $   6.92        $  10.17        $  8.20         $  7.07         $ 7.49
==================================================================================================================================
 Total Return(v)                          (20.8%)         (21.9%)          47.7%          33.3%            7.2%          18.7%
==================================================================================================================================
 Ratios and Supplemental Data:
 Net assets, end of period
  (000's omitted)                      $133,113        $154,412        $141,558        $49,246         $32,447         $5,436
==================================================================================================================================
 Ratio of expenses to average
  net assets                               1.41%           1.31%           1.29%          1.31%           1.34%          1.40%
==================================================================================================================================
 Ratio of net investment income
  (loss) to average  net assets           (1.05%)          (.77%)          (.46%)         (.58%)          (.53%)         (.83%)
==================================================================================================================================
 Portfolio Turnover Rate                 324.69%         115.45%          97.11%        203.86%         180.98%        160.09%
==================================================================================================================================



CLASS B


                                                              Year Ended October 31,
----------------------------------------------------------------------------------------------------------
                                                 2002            2001            2000            1999
                                                 ----            ----            ----            ----
 Net asset value, beginning of period        $   6.58        $   9.79        $   8.00        $   6.96
----------------------------------------------------------------------------------------------------------
 Net investment income (loss)                    (.11)(iv)       (.11)(iv)       (.12)(iv)       (.11)(iv)
 Net realized and unrealized gain
  (loss) on investments                         (1.30)          (1.92)           3.41            2.13
----------------------------------------------------------------------------------------------------------
 Total from investment operations               (1.41)          (2.03)           3.29            2.02
 Distributions from net realized gains           --             (1.18)          (1.50)           (.98)
----------------------------------------------------------------------------------------------------------
 Net asset value, end of period              $   5.17        $   6.58        $   9.79        $   8.00
==========================================================================================================
 Total Return(v)                                (21.4%)         (22.4%)          46.4%           32.3%
==========================================================================================================
 Ratios and Supplemental Data:
 Net assets, end of period
  (000's omitted)                            $247,201        $426,699        $532,476        $248,139
==========================================================================================================
 Ratio of expenses to average
  net assets                                     2.15%           2.06%           2.04%           2.07%
==========================================================================================================
 Ratio of net investment income
   (loss) to average net assets                 (1.80%)         (1.49%)         (1.23%)         (1.39%)
==========================================================================================================
 Portfolio Turnover Rate                       324.69%         115.45%          97.11%         203.86%
==========================================================================================================

(i) Pershare data have been adjusted to reflect the effect of a 3-for-1 stock split which occurred April 20, 2000.
(ii) Class A Shares were initially offered January 1, 1997. Class C Shares were initially offered August 1, 1997.
(iii) Ratios have been annualized; total return has not been annualized.

For a share outstanding throughout the period

 CLASS C(ii)                                                                                                   Three Months Ended
                                                                    Year Ended October 31,                            October 31,
----------------------------------------------------------------------------------------------------------------------------------
                                             2002            2001            2000            1999            1998      1997(iii)
                                             ----            ----            ----            ----            ----      ---------
 Net asset value, beginning of period     $  6.56         $  9.77         $  7.99         $  6.95         $  7.44        $  7.50
----------------------------------------------------------------------------------------------------------------------------------
 Net investment income (loss)                (.11)(iv)       (.11)(iv)       (.11)(iv)       (.11)(iv)       (.09)(iv)      (.01)
 Net realized and unrealized gain
  (loss) on investments                     (1.29)          (1.92)           3.39            2.13             .42           (.05)
----------------------------------------------------------------------------------------------------------------------------------
 Total from investment operations           (1.40)          (2.03)           3.28            2.02             .33           (.06)
 Distributions from net realized gains        --            (1.18)          (1.50)           (.98)           (.82)           --
----------------------------------------------------------------------------------------------------------------------------------
 Net asset value, end of period           $  5.16         $  6.56         $  9.77         $  7.99         $  6.95        $  7.44
==================================================================================================================================
 Total Return(v)                            (21.3%)         (22.4%)          46.4%           32.4%            6.1%           (.7%)
==================================================================================================================================
 Ratios and Supplemental Data:
 Net assets, end of period
  (000's omitted)                         $46,238         $53,592         $51,335         $10,827         $ 1,759        $    84
==================================================================================================================================
 Ratio of expenses to average
  net assets                                 2.16%           2.06%           2.04%           2.08%           2.08%          1.97%
==================================================================================================================================
 Ratio of net investment income
  (loss) to average net assets              (1.80%)         (1.51%)         (1.22%)         (1.40%)         (1.26%)        (1.55%)
==================================================================================================================================
 Portfolio Turnover Rate                   324.69%         115.45%          97.11%         203.86%         180.98%        160.09%
==================================================================================================================================



                                                                                     From
                                                                                May, 24, 1993
                                                                                (commencement
                                                                              of operations) to
                                                                                 October 31,
------------------------------------------------------------------------------------------------
    1998                1997            1996            1995            1994       1993(iii)
    ----                ----            ----            ----            ----       ---------
$   7.44            $   6.29        $   6.31        $   4.26        $   4.16        $  3.33
------------------------------------------------------------------------------------------------
    (.10)(iv)           (.10)           (.08)(iv)       (.03)           (.04)          (.03)

     .44                1.41             .45            2.08             .23            .86
------------------------------------------------------------------------------------------------
     .34                1.31             .37            2.05             .19            .83
    (.82)               (.16)           (.39)            --             (.09)           --
------------------------------------------------------------------------------------------------
$   6.96            $   7.44        $   6.29        $   6.31        $   4.26        $  4.16
================================================================================================
     6.2%               21.4%            6.4%           48.3%            4.7%          24.8%
================================================================================================

$191,934            $166,475        $125,686        $ 54,016        $ 18,516        $ 3,836
================================================================================================

    2.10%               2.19%           2.27%           2.39%           3.20%(vi)      3.73%(vi)
================================================================================================

   (1.38%)             (1.58%)         (1.33%)         (1.71%)         (2.32%)        (2.86%)
================================================================================================
  180.98%             160.09%         113.95%         121.60%         127.40%         57.64%
================================================================================================

(iv)  Amount was computed based on average shares outstanding during the period.
(v)   Does not reflect the effect of any sales charges.
(vi) Amounts have been reduced by .07% and .80% for the periods ended October 31, 1994 and 1993, respectively, due to expense reimbursements made pursuant to applicable state expense limits.

ALGER LARGECAP GROWTH PORTFOLIO (FORMERLY ALGER GROWTH PORTFOLIO)


CLASS A(i)                                                                                                      Ten Months Ended
                                                                  Year Ended October 31,                             October 31,
--------------------------------------------------------------------------------------------------------------------------------
                                           2002            2001            2000           1999            1998           1997(v)
                                           ----            ----            ----           ----            ----           -------
Net asset value, beginning of period   $   9.47        $  14.09        $  15.47       $  12.19        $  11.58        $  9.40
--------------------------------------------------------------------------------------------------------------------------------
Net investment income (loss)               (.04)(iv)       (.04)(iv)       (.05)(iv)      (.07)(iv)       (.03)(iv)      (.02)
Net realized and unrealized gain
 (loss) on investments                    (2.27)          (3.64)           1.33           4.64            2.13           2.20
--------------------------------------------------------------------------------------------------------------------------------
Total from investment operations          (2.31)          (3.68)           1.28           4.57            2.10           2.18
Distributions from net realized gains       --             (.94)          (2.66)         (1.29)          (1.49)          --
--------------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period         $   7.16        $   9.47        $  14.09       $  15.47        $  12.19        $ 11.58
================================================================================================================================
Total Return (iii)                        (24.4%)         (27.4%)           8.0%          40.4%           21.4%          23.2%
================================================================================================================================
Ratios and Supplemental Data:
Net assets, end of period
 (000's omitted)                       $130,464        $230,637        $324,130       $228,896        $121,930        $52,307
================================================================================================================================
Ratio of expenses to average
 net assets                                1.36%           1.26%           1.20%          1.21%           1.25%          1.30%
================================================================================================================================
Ratio of net investment income
 (loss) to  average  net assets            (.47%)          (.35%)          (.32%)         (.50%)          (.23%)         (.39%)
================================================================================================================================
Portfolio Turnover Rate                  213.97%          91.40%          96.13%        205.94%         146.64%        128.26%
================================================================================================================================



CLASS B(ii)
                                                               Year Ended October 31,
----------------------------------------------------------------------------------------------------------
                                                 2002            2001            2000            1999
                                                 ----            ----            ----            ----
 Net asset value, beginning of period        $   9.02        $  13.58        $  15.09        $  12.00
----------------------------------------------------------------------------------------------------------
 Net investment income (loss)                    (.10)(iv)       (.12)(iv)       (.16)(iv)       (.18)(iv)
 Net realized and unrealized gain
  (loss) on investments                         (2.16)          (3.50)           1.31            4.56
----------------------------------------------------------------------------------------------------------
 Total from investment operations               (2.26)          (3.62)           1.15            4.38
 Distributions from net realized gains            --             (.94)          (2.66)          (1.29)
----------------------------------------------------------------------------------------------------------
 Net asset value, end of period              $   6.76        $   9.02        $  13.58        $  15.09
==========================================================================================================
 Total Return (iii)                             (25.1%)         (28.1%)           7.2%           39.3%
==========================================================================================================
 Ratios and Supplemental Data:
 Net assets, end of period
  (000's omitted)                            $323,809        $581,770        $902,091        $770,311
==========================================================================================================
 Ratio of expenses to average
  net assets                                     2.11%           2.01%           1.96%           1.96%
==========================================================================================================
 Ratio of net investment income
   (loss) to average net assets                 (1.21%)         (1.09%)         (1.07%)         (1.26%)
==========================================================================================================
 Portfolio Turnover Rate                       213.97%          91.40%          96.13%         205.94%
==========================================================================================================


(i) Class A Shares were initially offered January 1, 1997. Class C Shares were initially offered August 1, 1997.
(ii) Per share data have been adjusted to reflect the effect of a 3-for-1 stock split which occurred September 27, 1995.

For a share outstanding throughout the period


CLASS C(i)                                                                                                     Three Months Ended
                                                                    Year Ended October 31,                            October 31,
---------------------------------------------------------------------------------------------------------------------------------
                                               2002           2001           2000            1999            1998        1997(v)
                                               ----           ----           ----            ----            ----        -------
 Net asset value, beginning of period      $   9.02       $  13.57       $  15.08        $  12.00        $  11.50       $ 11.98
---------------------------------------------------------------------------------------------------------------------------------
 Net investment income (loss)                  (.10)(iv)      (.12)(iv)      (.16)(iv)       (.18)(iv)       (.11)(iv)     (.02)
 Net realized and unrealized gain
  (loss) on investments                       (2.16)         (3.49)          1.31            4.55            2.10          (.46)
---------------------------------------------------------------------------------------------------------------------------------
 Total from investment operations             (2.26)         (3.61)          1.15            4.37            1.99          (.48)
 Distributions from net realized gains          --            (.94)         (2.66)          (1.29)          (1.49)         --
---------------------------------------------------------------------------------------------------------------------------------
 Net asset value, end of period            $   6.76       $   9.02       $  13.57        $  15.08        $  12.00       $ 11.50
=================================================================================================================================
 Total Return (iii)                           (25.1%)        (28.0%)          7.2%           39.2%           20.5%         (4.0%)
=================================================================================================================================
 Ratios and Supplemental Data:
 Net assets, end of period
  (000's omitted)                          $ 34,813       $ 48,918       $ 65,893        $ 31,500        $  3,312       $   199
=================================================================================================================================
 Ratio of expenses to average
  net assets                                   2.11%          2.01%          1.95%           1.97%           2.00%         2.02%
=================================================================================================================================
 Ratio of net investment income
  (loss) to average net assets                (1.22%)        (1.10%)        (1.08%)         (1.30%)          (.97%)        1.43%)
=================================================================================================================================
 Portfolio Turnover Rate                     213.97%         91.40%         96.13%         205.94%         146.64%       128.26%
=================================================================================================================================



----------------------------------------------------------------------------------------------
    1998                1997            1996            1995            1994            1993
    ----                ----            ----            ----            ----            ----
$  11.50            $   9.49        $   9.38        $   6.97         $  7.43         $  5.76
----------------------------------------------------------------------------------------------
    (.11)(iv)           (.13)           (.08)(iv)       (.02)           (.07)(iv)       (.02)

    2.10                2.44             .78            2.59             .35            1.70
----------------------------------------------------------------------------------------------
    1.99                2.31             .70            2.57             .28            1.68
   (1.49)               (.30)           (.59)           (.16)           (.74)           (.01)
----------------------------------------------------------------------------------------------
$  12.00            $  11.50        $   9.49        $   9.38         $  6.97         $  7.43
==============================================================================================
    20.5%               24.9%            8.1%           37.8%            4.1%           29.2%
==============================================================================================


$390,885            $304,984        $266,207        $154,284         $76,390         $37,988
==============================================================================================

    2.00%               2.08%           2.08%           2.09%           2.20%           2.20%
==============================================================================================

    (.98%)             (1.13%)          (.84%)         (1.03%)         (1.01%)         (1.16%)
==============================================================================================
  146.64%             128.26%          94.91%         118.16%         103.86%         108.54%
==============================================================================================


(iii) Does not reflect the effect of any sales charges.
(iv)  Amount was computed based on average shares outstanding during the year.
(v)   Ratios have been annualized; total return has not been annualized.

ALGER CAPITAL APPRECIATION PORTFOLIO(i)(vii)


 CLASS A(ii)                                                                                                       Ten Months Ended
                                                                      Year Ended October 31,                            October 31,
-----------------------------------------------------------------------------------------------------------------------------------
                                              2002            2001            2000            1999            1998        1997(v)
                                              ----            ----            ----            ----            ----        -------

 Net asset value, beginning of period      $  8.21        $  13.54        $  13.57         $  9.03         $  8.72        $  7.20
-----------------------------------------------------------------------------------------------------------------------------------
 Net investment income (loss)                 (.08)(iii)      (.05)(iii)      (.11)(iii)      (.12)(iii)      (.05)(iii)     (.03)
 Net realized and unrealized gain
  (loss) on investments                      (1.90)          (4.80)           2.01            5.50             .90           1.55
-----------------------------------------------------------------------------------------------------------------------------------
 Total from investment operations            (1.98)          (4.85)           1.90            5.38             .85           1.52
 Distributions from net realized gains         --             (.48)          (1.93)           (.84)           (.54)           --
-----------------------------------------------------------------------------------------------------------------------------------
 Net asset value, end of period            $  6.23        $   8.21        $  13.54        $  13.57         $  9.03        $  8.72
===================================================================================================================================
 Total Return (iv)                           (24.1%)         (36.8%)          12.6%           63.9%           10.7%          21.2%
===================================================================================================================================
 Ratios and Supplemental Data:
 Net assets, end of period
  (000's omitted)                          $97,962        $179,365        $366,296        $147,929         $54,415        $15,572
===================================================================================================================================
 Ratio of expenses to average
  net assets                                  1.53%           1.40%           1.36%           1.44%           1.49%          1.53%
===================================================================================================================================
 Ratio of net investment income
  (loss) to average net assets               (1.06%)          (.46%)          (.66%)          (.98%)          (.67%)         (.85%)
===================================================================================================================================
 Portfolio Turnover Rate                    174.83%         102.58%         132.37%         186.93%         184.07%        157.63%
===================================================================================================================================



 CLASS B

                                                        Year Ended October 31,
-------------------------------------------------------------------------------------------
                                                 2002            2001            2000
                                                 ----            ----            ----
Net asset value, beginning of period         $   7.88        $  13.09      $    13.28
-------------------------------------------------------------------------------------------
Net investment income (loss)                     (.14)(iii)      (.12)(iii)      (.22)(iii)
Net realized and unrealized gain
 (loss) on investments                          (1.81)          (4.61)           1.96
-------------------------------------------------------------------------------------------
Total from investment operations                (1.95)          (4.73)           1.74
Distributions from net realized gains              --            (.48)          (1.93)
-------------------------------------------------------------------------------------------
Net asset value, end of period               $   5.93        $  7 .88      $    13.09
===========================================================================================
Total Return (iv)                               (24.8%)         (37.2%)          11.6%
===========================================================================================
Ratios and Supplemental Data:
Net assets, end of period (000's omitted)    $342,592        $572,068      $1,056,831
===========================================================================================
Ratio of expenses to average
 net assets                                      2.28%           2.15%           2.11%
===========================================================================================
Ratio of net investment income (loss)
 to average net assets                          (1.82%)         (1.20%)        (1.41%)
===========================================================================================
Portfolio Turnover Rate                        174.83%         102.58%         132.37%
===========================================================================================


(i) Prior to March 27, 1995, the Capital Appreciation Portfolio was the Leveraged AllCap Portfolio.
(ii) Class A Shares were initially offered January 1, 1997. Class C Shares were initially offered August 1, 1997.
(iii) Amount was computed based on average shares outstanding during the year.
(iv)  Does not reflect the effect of any sales charges.

For a share outstanding throughout the period


 CLASS C(ii)                                                                                                     Three Months Ended
                                                                    Year Ended October 31,                              October 31,
-----------------------------------------------------------------------------------------------------------------------------------
                                              2002            2001            2000            1999            1998          1997(v)
                                              ----            ----            ----            ----            ----          -------
Net asset value, beginning of period      $   7.87        $  13.09        $  13.27        $   8.90        $   8.67        $  9.22
-----------------------------------------------------------------------------------------------------------------------------------
Net investment income (loss)                  (.14)(iii)      (.12)(iii)      (.22)(iii)      (.22)(iii)      (.12)(iii)     (.02)
Net realized and unrealized gain
  (loss) on investments                      (1.80)          (4.62)           1.97            5.43             .89           (.53)
-----------------------------------------------------------------------------------------------------------------------------------
Total from investment operations             (1.94)          (4.74)           1.75            5.21             .77           (.55)
Distributions from net realized gains          --             (.48)          (1.93)           (.84)           (.54)            --
-----------------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period            $   5.93        $   7.87        $  13.09        $  13.27        $   8.90        $  8.67
===================================================================================================================================
Total Return (iv)                            (24.7%)         (37.2%)          11.7%           62.9%            9.9%          (6.0%)
===================================================================================================================================
Ratios and Supplemental Data:
Net assets, end of period
 (000's omitted)                          $ 53,936        $ 96,451        $180,663        $ 43,789        $  2,967        $   631
===================================================================================================================================
Ratio of expenses to average
 net assets                                   2.28%           2.15%           2.12%           2.21%           2.25%          2.25%
===================================================================================================================================
Ratio of net investment income
 (loss) to average net assets                (1.82%)         (1.20%)         (1.42%)         (1.80%)         (1.46%)        (1.80%)
===================================================================================================================================
Portfolio Turnover Rate                     174.83%         102.58%         132.37%         186.93%         184.07%        157.63%
===================================================================================================================================



------------------------------------------------------------------------------------------------
    1999               1998            1997            1996            1995            1994
    ----               ----            ----            ----            ----            ----
$   8.90           $   8.67        $   7.21        $   6.21        $   3.70          $ 3.33
------------------------------------------------------------------------------------------------
    (.21)(iii)         (.13)(iii)      (.11)           (.11)(iii)      (.16)(iii)      (.16)

    5.43                .90            1.62            1.29            2.67             .53
------------------------------------------------------------------------------------------------
    5.22                .77            1.51            1.18            2.51             .37
    (.84)              (.54)           (.05)           (.18)            --             --
------------------------------------------------------------------------------------------------
$  13.28           $   8.90        $   8.67        $   7.21        $   6.21          $ 3.70
================================================================================================
    63.0%               9.9%           21.0%           19.5%           67.6%           11.1%
================================================================================================

$594,971           $242,941        $212,895        $150,258        $ 33,640          $2,369
================================================================================================

    2.21%              2.26%           2.38%           2.46%           3.54%           5.53%(vi)
================================================================================================

   (1.77%)            (1.48%)         (1.72%)         (1.61%)         (3.02%)         (5.12%)
================================================================================================
  186.93%            184.07%         157.63%         162.37%         197.65%         231.99%
================================================================================================

(v)   Ratios have been annualized; total return has not been annualized.
(vi) Amount has been reduced by .85% due to expense reimbursements made pursuant to applicable state expense limits.
(vii) Per share data has been adjusted to reflect the effect of a 3-for-1 stock split which occurred on January 8, 1999.

ALGER BALANCED PORTFOLIO


CLASS A(i)                                                                                                          Ten Months Ended
                                                                      Year Ended October 31,                             October 31,
------------------------------------------------------------------------------------------------------------------------------------
                                               2002            2001            2000            1999            1998         1997(ii)
                                               ----            ----            ----            ----            ----         --------
Net asset value, beginning of period       $  18.67        $  21.29        $  20.95        $  16.83         $ 16.58       $  13.99
------------------------------------------------------------------------------------------------------------------------------------
Net investment income (loss)                    .27(iv)         .43(iv)         .39(iv)         .25(iv)         .16(iv)        .05
Net realized and unrealized gain
 (loss) on investments                        (2.48)          (2.83)           1.68            4.97            2.35           2.54
------------------------------------------------------------------------------------------------------------------------------------
Total from investment operations              (2.21)          (2.40)           2.07            5.22            2.51           2.59
------------------------------------------------------------------------------------------------------------------------------------
Dividends from net investment income           (.44)           (.22)           (.13)           (.08)           (.06)           --
Distributions from net realized gains            --              --           (1.60)          (1.02)          (2.20)           --
------------------------------------------------------------------------------------------------------------------------------------
Total Distributions                            (.44)           (.22)          (1.73)          (1.10)          (2.26)           --
------------------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period             $  16.02        $  18.67        $  21.29        $  20.95         $ 16.83       $  16.58
====================================================================================================================================
Total Return (iii)                            (12.2%)         (11.3%)          10.2%           32.5%           17.7%          18.5%
====================================================================================================================================
Ratios and Supplemental Data:
Net assets, end of period
 (000's omitted)                           $ 78,167        $101,440        $ 93,671        $ 12,488         $ 1,354       $    459
====================================================================================================================================
Ratio of expenses to average
 net assets                                    1.28%           1.20%           1.29%           1.40%           1.79%          2.10%
====================================================================================================================================
Ratio of net investment income
 (loss) to average net assets                  1.53%           2.15%           1.80%           1.15%            .98%           .72%
====================================================================================================================================
Portfolio Turnover Rate                      203.96%          74.15%          63.50%         126.01%          93.23%        109.26%
====================================================================================================================================


CLASS B
                                                                 Year Ended October 31,
------------------------------------------------------------------------------------------------------------
                                                 2002             2001             2000            1999
                                                 ----             ----             ----            ----
Net asset value, beginning of period          $  18.17           $  20.83        $  20.59         $ 16.64
------------------------------------------------------------------------------------------------------------
Net investment income (loss)                       .14(iv)            .27(iv)         .17(iv)         .07(iv)
Net realized and unrealized gain
 (loss) on investments                           (2.44)             (2.75)           1.71            4.93
------------------------------------------------------------------------------------------------------------
Total from investment operations                 (2.30)             (2.48)           1.88            5.00
------------------------------------------------------------------------------------------------------------
Dividends from net investment income              (.25)              (.18)           (.04)           (.03)
Distributions from net realized gains              --                --             (1.60)          (1.02)
------------------------------------------------------------------------------------------------------------
Total Distributions                               (.25)              (.18)          (1.64)          (1.05)
------------------------------------------------------------------------------------------------------------
Net asset value, end of period                $  15.62           $  18.17        $  20.83         $ 20.59
============================================================================================================
Total Return (iii)                               (12.9%)            (12.0%)           9.4%           31.5%
============================================================================================================
Ratios and Supplemental Data:
Net assets, end of period
 (000's omitted)                              $137,070           $158,766        $132,123         $52,607
============================================================================================================
Ratio of expenses to average
 net assets                                       2.03%              1.95%           2.04%           2.18%
============================================================================================================
Ratio of net investment income
 (loss) to average net assets                      .78%              1.40%            .98%            .36%
============================================================================================================
Portfolio Turnover Rate                         203.96%             74.15%          63.50%         126.01%
============================================================================================================

(i) Class A Shares were initially offered January 1, 1997. Class C Shares were initially offered August 1, 1997.
(ii)  Ratios have been annualized; total return has not been annualized.
(iii) Does not reflect the effect of any sales charges.

For a share outstanding throughout the period

CLASS C(i)                                                                                                      Three Months Ended
                                                                    Year Ended October 31,                             October 31,
----------------------------------------------------------------------------------------------------------------------------------
                                              2002           2001            2000            1999            1998         1997(ii)
                                              ----           ----            ----            ----            ----         --------
Net asset value, beginning of period         $ 18.24         $  20.90        $ 20.65        $ 16.66         $ 16.49      $16.88
----------------------------------------------------------------------------------------------------------------------------------
Net investment income (loss)                     .14(iv)          .27(iv)        .21(iv)        .07(iv)         .04(iv)    (.01)
Net realized and unrealized gain
 (loss) on investments                         (2.45)           (2.75)          1.67           4.95            2.33        (.38)
----------------------------------------------------------------------------------------------------------------------------------
Total from investment operations               (2.31)           (2.48)          1.88           5.02            2.37        (.39)
----------------------------------------------------------------------------------------------------------------------------------
Dividends from net investment income            (.25)            (.18)          (.03)          (.01)           --          --
Distributions from net realized gains           --               --            (1.60)         (1.02)          (2.20)       --
----------------------------------------------------------------------------------------------------------------------------------
Total Distributions                             (.25)            (.18)         (1.63)         (1.03)          (2.20)       --
----------------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period               $ 15.68         $  18.24        $ 20.90        $ 20.65         $ 16.66      $16.49
=================================================================================================================================
Total Return (iii)                             (12.9%)          (12.0%)          9.3%          31.6%           16.8%       (2.3%)
=================================================================================================================================
Ratios and Supplemental Data:
Net assets, end of period
 (000's omitted)                             $45,516         $ 57,193        $49,592        $14,626         $   334      $   48
=================================================================================================================================
Ratio of expenses to average
 net assets                                     2.03%            1.95%          2.04%          2.16%           2.53%       2.77%
=================================================================================================================================
Ratio of net investment income
 (loss) to average net assets                    .78%            1.40%           .99%           .38%            .23%       (.84%)
=================================================================================================================================
Portfolio Turnover Rate                       203.96%           74.15%         63.50%        126.01%          93.23%     109.26%
=================================================================================================================================



                                Year Ended October 31,
----------------------------------------------------------------------------------------
  1998              1997           1996          1995             1994          1993
-------           -------         ------        ------           ------        ------
$ 16.48           $ 14.21        $ 13.59        $10.65           $11.18        $9.95
----------------------------------------------------------------------------------------
    .03(iv)          --              .12          (.02)(iv)        (.05)        (.01)

   2.34              2.67            .72          2.96             (.39)        1.24
----------------------------------------------------------------------------------------
   2.37              2.67            .84          2.94             (.44)        1.23
----------------------------------------------------------------------------------------
   (.01)             (.06)          (.01)          --               --           --
  (2.20)             (.34)          (.21)          --              (.09)         --
----------------------------------------------------------------------------------------
  (2.21)             (.40)          (.22)          --              (.09)         --
----------------------------------------------------------------------------------------
$ 16.64           $ 16.48        $ 14.21        $13.59           $10.65        $ 11.18
========================================================================================
  16.9%             19.3%           6.3%         27.6%            (4.0%)         12.4%
========================================================================================


$19,282           $12,653        $13,492        $6,214           $3,073        $3,125
========================================================================================

   2.58%             2.89%          2.70%         3.34%(v)        3.18%          3.82%(v)
========================================================================================

    .19%              .04%           .47%         (.13%)          (.41%)         (.97%)
========================================================================================
  93.23%           109.26%         85.51%        84.06%           84.88%       115.17%
========================================================================================

(iv) Amount was computed based on averages shares outstanding during the period.
(v) Amount has been reduced by .24% and .75% for the periods ended October 31, 1995 and 1993, respectively, due to expense reimbursements made pursuant to applicable state expense limits.

ALGER MONEY MARKET PORTFOLIO

                                                                Year Ended October 31,
---------------------------------------------------------------------------------------------------------
                                                  2002            2001          2000          1999
                                                -------         -------       -------       -------
Net asset value, beginning of year             $ 1.0000        $ 1.0000      $ 1.0000       $ 1.0000
---------------------------------------------------------------------------------------------------------
Net investment income                             .0097           .0387         .0527          .0423
Dividends from net investment income             (.0097)         (.0387)       (.0527)        (.0423)
---------------------------------------------------------------------------------------------------------
Net asset value, end of year                   $ 1.0000        $ 1.0000      $ 1.0000       $ 1.0000
=========================================================================================================
Total Return                                        1.0%            3.9%          5.4%           4.3%
=========================================================================================================
Ratios and Supplemental Data:
Net assets, end of period
 (000's omitted)                               $330,213        $402,515      $233,526       $241,310
=========================================================================================================
Ratio of expenses to average net assets             .79%            .71%          .78%           .72%
=========================================================================================================
Decrease reflected in above expense
ratios due to expense reimbursements
 and management fee waivers                          --             --             --             --
=========================================================================================================
Ratio of net investment income
 to average net assets                              .99%           3.88%         5.14%          4.37%
=========================================================================================================



ALGER HEALTH SCIENCES PORTFOLIO
For a share outstanding throughout the period

                                                           From May 1, 2002
                                                    (commencement of operations)
                                                        to October 31, 2002
---------------------------------------------------------------------------------------
                                                Class A         Class B       Class C
                                                -------         -------       -------
Net asset value, beginning of period            $10.00          $10.00        $ 10.00
---------------------------------------------------------------------------------------
Net investment income (loss) (i)                  (.06)           (.10)          (.10)
Net realized and unrealized loss
 on investments                                   (.65)           (.64)          (.64)
---------------------------------------------------------------------------------------
Total from investment operations                  (.71)           (.74)          (.74)
---------------------------------------------------------------------------------------
Net asset value, end of period                  $ 9.29          $ 9.26        $  9.26
=======================================================================================
Total Return (not annualized) (ii)                (7.1%)          (7.4%)         (7.4%)
=======================================================================================
Ratios and Supplemental Data:
Net assets, end of period
 (000's omitted)                                $  712          $  325        $   309
=======================================================================================
Ratio of expenses to average
 net assets (annualized)                          2.15%           2.91%          2.90%
=======================================================================================
Ratio of net investment income (loss)
 to average net assets (annualized)              (1.43%)         (2.18%)        (2.17%)
=======================================================================================
Portfolio Turnover Rate                         135.82%         135.82%        135.82%
=======================================================================================

(i)   Amount was computed based on average shares outstanding during the period.
(ii)  Does not reflect the effect of any sales charges.

For a share outstanding throughout the year

--------------------------------------------------------------------------------
     1998         1997          1996         1995           1994        1993
     -----        -----         -----        -----          -----      -----
   $ 1.0000    $ 1.0000      $ 1.0000      $ 1.0000       $ 1.0000    $ 1.0000
--------------------------------------------------------------------------------
      .0476       .0479         .0521         .0573          .0374       .0304
     (.0476)     (.0479)       (.0521)       (.0573)        (.0374)     (.0304)
--------------------------------------------------------------------------------
   $ 1.0000    $ 1.0000      $ 1.0000      $ 1.0000       $ 1.0000    $ 1.0000
================================================================================
        4.9%        4.9%          5.3%          5.9%           3.8%        3.1%
================================================================================


   $172,862    $179,407      $285,702      $185,822       $163,170    $126,567
================================================================================
        .76%        .81%          .41%          .29%           .27%        .41%
================================================================================


         --          --           .38%          .50%           .50%        .50%
================================================================================

       4.84%       4.76%         5.18%         5.73%          3.78%       3.04%
================================================================================



ALGER SMALLCAP AND MIDCAP PORTFOLIO
For a share outstanding throughout the period

                                                         From May 8, 2002
                                                   (commencement of operations)
                                                        to October 31, 2002
-------------------------------------------------------------------------------------------
                                           Class A            Class B             Class C
                                           -------            -------            -------
Net asset value, beginning of period     $    10.00         $    10.00         $    10.00
-------------------------------------------------------------------------------------------
Net investment income (loss) (i)               (.01)              (.09)              (.09)
Net realized and unrealized loss
  on investments                              (2.34)             (2.28)             (2.28)
-------------------------------------------------------------------------------------------
Total from investment operations              (2.35)             (2.37)             (2.37)
===========================================================================================
Net asset value, end of period           $     7.65         $     7.63         $     7.63
===========================================================================================
Total Return (not annualized) (ii)            (23.5%)            (23.7%)            (23.7%)
===========================================================================================
Ratios and Supplemental Data:
Net assets, end of period
 (000's omitted)                         $    7,775         $      269         $      254
===========================================================================================
Ratio of expenses to average
 net assets (annualized)                       1.89%              2.64%              2.64%
===========================================================================================
Ratio of net investment income (loss)
 to average net assets (annualized)           (1.57%)            (2.32%)            (2.32%)
===========================================================================================
Portfolio Turnover Rate                       34.09%             34.09%             34.09%
===========================================================================================

(i)  Amount was computed based on average shares outstanding during the period.
(ii) Does not reflect the effect of any sales charges.

                      [This page intentionally left blank]

FOR FUND INFORMATION:

BY TELEPHONE:     (800) 992-3863

BY MAIL:          The Alger Fund
                  111 Fifth Avenue
                  New York, NY 10003

BY INTERNET:      Text versions of Fund documents can be downloaded
                  from the following sources:

               o  THE FUND: http://www.alger.com
               o  SEC (EDGAR data base): http://www.sec.gov



STATEMENT OF ADDITIONAL INFORMATION

For more detailed information about the Fund and its policies, please read the Statement of Additional Information, which is incorporated by reference into (is legally made a part of) this Prospectus. You can get a free copy of the Statement of Additional Information by calling the Fund's toll-free number or by writing to the address above. The Statement of Additional Information is on file with the Securities and Exchange Commission.



ANNUAL AND SEMI-ANNUAL REPORTS

Additional information about the Fund's investments is available in the Fund's annual and semi-annual reports to shareholders. In the Fund's annual report you will find a discussion of the market conditions and investment strategies that significantly affected the Fund's performance during the period covered by the report. You can receive free copies of these reports by calling the Fund's toll-free number or by writing to the address above.

Another way you can review and copy Fund documents is by visiting the SEC's Public Reference Room in Washington, DC. Copies can also be obtained, for a duplicating fee, by E-mail request to publicinfo@sec.gov or by writing to the SEC's Public Reference Section, Washington, DC 20549-0102. Information on the operation of the Public Reference Room is available by calling 1-202-942-8090.





DISTRIBUTOR: FRED ALGER & COMPANY, INCORPORATED
The Alger Fund

SEC File #811-1355
AS23

FRED ALGER & COMPANY, INCORPORATED PRIVACY POLICY

At Fred Alger & Company, Incorporated ("Alger") we value the confidence you have placed in us. In trusting us with your assets, you provide us with personal and financial data. Alger is committed to maintaining the confidentiality of the personal nonpublic information ("personal information") entrusted to us by our customers. Your privacy is very important to us, and we are dedicated to safeguarding your personal information as we serve your financial needs.

We believe you should know about Alger's Privacy Policy and how we collect and protect your personal information. This Privacy Policy ("Policy") describes our practices and policy for collecting, sharing and protecting the personal information of our prospective, current and former customers. The Policy is applicable to Alger and the following Alger affiliates: Fred Alger Management, Inc., Alger National Trust Company, Alger Shareholder Services, Inc., The Alger Fund, Spectra Fund, and Castle Convertible Fund, Inc. We are proud of our Policy and hope you will take a moment to read about it.

The type of personal information we collect and use varies depending on the Alger products or services you select. We collect personal information that enables us to serve your financial needs, develop and offer new products and services, and fulfill legal and regulatory requirements. Depending on the products or services you request, we obtain personal information about you from the following sources:

o Information, such as your name, address and social security number, provided on applications and other forms we receive from you or your representative;

o Information from your communications with Alger employees or from your representative, which may be provided to us by telephone, in writing or through Internet transactions; and

o Information about your transactions, such as the purchase and redemption of fund shares, account balances and parties to the transactions, which we receive from our affiliates or other third parties.


We may share your personal information with our affiliates so that they may process and service your transactions. However, Alger never sells customer lists to any third party. Further, we do not disclose personal information to nonaffiliated third parties, except as required by law or as permitted by law to service your account, such as follows:

o To third-party service providers that assist us in servicing your accounts (e.g. securities clearinghouses);

o   To  governmental   agencies  and  law  enforcement   officials  (e.g.  valid
    subpoenas, court orders); and

o   To financial  institutions that perform marketing  services on our behalf or
    with  whom  we  have  joint  marketing   agreements  that  provide  for  the
    confidentiality of personal information.

We protect your personal information by maintaining physical, electronic and procedural safeguards. When you visit Alger's Internet sites your information is protected by our systems that utilize 128-bit data encryption, Secure Socket Layer (SSL) protocol, user names, passwords and other precautions. We have implemented safeguards to ensure that access to customer information is limited to employees, such as customer service representatives, who require such information to carry out their job responsibilities. Our employees are aware of their strict responsibility to respect the confidentiality of your personal information.


              THIS POLICY STATEMENT IS NOT PART OF THE PROSPECTUS.

[LOGO]  Alger Shareholder Services, Inc.                         --------------
        30 Montgomery Street                                        PRESORTED
        Jersey City, NJ 07302                                       STANDARD
                                                                  U.S. POSTAGE
                                                                      PAID
                                                                  SMITHTOWN, NY
                                                                 PERMIT NO. 700
                                                                 --------------







THIS IS NOT PART OF THE PROSPECTUS.
AS23